UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Semiannual Report
8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	–7.10	–6.63	—	–0.02	–8.26	–7.10	–29.05	—	–0.17

Class B2	–7.71	–6.64	—	0.01	–8.58	–7.71	–29.08	—	0.05

Class C2	–3.89	–6.34	—	0.01	–4.73	–3.89	–27.92	—	0.05

Class I2,3	–1.81	–5.22	—	1.20	–3.20	–1.81	–23.50	—	8.63

Class R1[2,3]	–2.50	–5.86	—	0.47	–3.58	–2.50	–26.05	—	3.31

Class R2[2,3]	–2.88	–6.77	—	–0.38	–3.45	–2.88	–29.57	—	–2.63

Class R3[3,4]	–2.37	NA	—	5.55	–3.49	–2.37	NA	—	19.39

Class R4[3,4]	–2.10	NA	—	5.86	–3.38	–2.10	NA	—	20.54

Class R5[3,4]	–1.83	NA	—	6.18	–3.24	–1.83	NA	—	21.74

Class R6[3]	–1.75	–5.13	—	1.42	–3.20	–1.75	–23.13	—	10.28

Class 1[3,5]	–1.72	–5.16	—	–2.03	–3.16	–1.72	–23.27	—	–11.26

Class NAV [3,6]	–1.69	–5.11	—	–1.36	–3.17	–1.69	–23.08	—	–7.91

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Class NAV
Net (%)	1.58	2.30	2.30	1.16	1.90	1.65	1.80	1.40	1.20	1.12	1.07	1.02
Gross (%)	1.58	2.49	2.50	1.16	7.37	2.97	45.66	42.64	20.87	16.83	1.07	1.02

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	International Core Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [7]	9-16-05	$10,005	$10,005	$11,589

Class C7	9-16-05	10,005	10,005	11,589

Class I [3]	9-16-05	10,863	10,863	11,589

Class R1 [3]	9-16-05	10,331	10,331	11,589

Class R2 [3]	9-16-05	9,737	9,737	11,589

Class R3[3]	5-22-09	11,939	11,939	12,827

Class R4 [3]	5-22-09	12,054	12,054	12,827

Class R5 [3]	5-22-09	12,174	12,174	12,827

Class R6 [3]	9-16-05	11,028	11,028	11,589

Class 1 [3]	11-6-06	8,874	8,874	9,194

Class NAV [3]	8-29-06	9,209	9,209	9,624

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R6 and R2 shares, respectively.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

7 No contingent deferred sales charge is applicable.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$965.70	$7.83

Class B	1,000.00	962.33	11.38

Class C	1,000.00	962.33	11.38

Class I	1,000.00	968.00	5.85

Class R1	1,000.00	964.15	9.41

Class R3	1,000.00	965.11	8.92

Class R4	1,000.00	966.22	7.24

Class R5	1,000.00	967.60	5.95

Class R6	1,000.00	968.40	5.56

Class 1	1,000.00	968.40	5.31

Class NAV	1,000.00	968.35	5.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,017.20	$8.03

Class B	1,000.00	1,013.60	11.67

Class C	1,000.00	1,013.60	11.67

Class I	1,000.00	1,019.30	6.01

Class R1	1,000.00	1,015.60	9.65

Class R3	1,000.00	1,016.10	9.15

Class R4	1,000.00	1,017.80	7.43

Class R5	1,000.00	1,019.20	6.11

Class R6	1,000.00	1,019.60	5.70

Class 1	1,000.00	1,019.80	5.45

Class NAV	1,000.00	1,020.10	5.19

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.58%, 2.30%, 2.30%, 1.18%, 1.90%, 1.65%, 1.80%, 1.46%, 1.20%, 1.12%, 1.07% and 1.02% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 Holdings (20.5% of Net Assets on 8-31-12)[1,2]

Total SA	4.0%	BP PLC	2.0%

Sanofi	3.3%	ENI SpA	1.7%

AstraZeneca PLC	3.0%	Vodafone Group PLC	1.7%

E.ON AG	2.3%	Banco Santander SA	1.6%

GlaxoSmithKline PLC	2.1%	Telefonica SA	1.5%

Sector Composition[1,3]

Health Care	15.2%	Consumer Staples	9.1%

Financials	13.7%	Utilities	6.4%

Energy	13.2%	Materials	4.6%

Telecommunication Services	10.7%	Information Technology	3.8%

Industrials	10.1%	Short-Term Investments & Other	3.6%

Consumer Discretionary	9.6%

Top 10 Countries[1,3]

Japan	23.5%	Spain	5.5%

United Kingdom	18.7%	Italy	5.1%

France	10.4%	Netherlands	4.5%

Germany	6.5%	Switzerland	3.6%

Australia	5.9%	Canada	3.2%

1 As a percentage of net assets on 8-31-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	International Core Fund | Semiannual report

Fund’s investments

As of 8-31-12 (unaudited)

	Shares	Value

Common Stocks 95.8%	$1,390,367,175

(Cost $1,431,888,482)

Australia 5.9%		86,092,749

ALS, Ltd.	149,800	1,280,548

Arrium, Ltd.	1,881,120	1,265,543

Australia & New Zealand Banking Group, Ltd.	81,447	2,095,480

BGP Holdings PLC (I)	2,714,128	3

BHP Billiton, Ltd.	89,435	2,940,087

Billabong International, Ltd. (L)	526,794	737,859

BlueScope Steel, Ltd. (I)	5,810,717	2,021,805

Commonwealth Bank of Australia	74,634	4,233,450

CSL, Ltd.	63,079	2,902,637

David Jones, Ltd.	33,557	84,088

Dexus Property Group	2,490,105	2,464,265

Goodman Fielder, Ltd.	3,377,565	1,818,830

Goodman Group	576,397	2,386,876

GPT Group	832,161	3,019,905

Investa Office Fund	657,642	1,928,150

JB Hi-Fi, Ltd. (L)	147,524	1,395,554

Macquarie Group, Ltd.	83,601	2,331,018

Mirvac Group	1,642,858	2,297,741

Pacific Brands, Ltd.	837,300	531,598

Qantas Airways, Ltd. (I)	577,543	688,618

QBE Insurance Group, Ltd. (L)	873,312	11,790,085

Resolute Mining, Ltd. (I)	779,004	1,189,419

Stockland	1,283,842	4,228,293

TABCORP Holdings, Ltd.	638,790	1,931,694

Tatts Group, Ltd.	69,403	195,453

Telstra Corp., Ltd.	4,123,395	16,431,813

Wesfarmers, Ltd.	112,873	4,037,717

Westpac Banking Corp.	384,310	9,864,220

Austria 0.5%		7,946,473

Andritz AG	24,509	1,261,773

OMV AG	123,179	4,082,304

Raiffeisen Bank International AG (L)	24,267	808,371

Voestalpine AG	62,837	1,794,025

See notes to financial statements	Semiannual report | International Core Fund	11

	Shares	Value

Belgium 1.5%		$21,773,203

Ageas	123,098	2,740,049

Anheuser-Busch InBev NV	180,361	15,168,972

Belgacom SA	86,231	2,553,499

Delhaize Group SA	33,099	1,310,683

Bermuda 0.1%		1,204,615

Golden Ocean Group, Ltd.	36,711	25,207

Lancashire Holdings, Ltd.	92,704	1,179,408

Canada 3.2%		46,026,377

Alimentation Couche Tard, Inc.	21,800	1,108,853

BCE, Inc. (L)	99,300	4,414,229

Canadian National Railway Company	52,400	4,794,806

Canadian Natural Resources, Ltd.	183,000	5,567,507

Canadian Pacific Railway, Ltd.	9,800	810,047

Enbridge, Inc.	139,400	5,488,323

Encana Corp. (L)	282,700	6,257,686

First Quantum Minerals, Ltd.	108,700	2,094,053

Husky Energy, Inc.	76,500	2,023,185

IGM Financial, Inc.	26	1,000

Methanex Corp.	8,900	265,262

Metro, Inc. (L)	36,400	2,114,394

Research In Motion, Ltd. (I)(L)	335,700	2,237,432

Royal Bank of Canada	69,400	3,884,147

Sherritt International Corp.	19,500	86,843

Sun Life Financial, Inc.	209,000	4,878,610

China 0.1%		1,091,776

Yangzijiang Shipbuilding Holdings, Ltd.	1,378,000	1,091,776

Denmark 0.9%		13,083,076

Coloplast A/S	629	125,482

GN Store Nord A/S	11,270	152,188

Novo Nordisk A/S	81,382	12,805,406

Finland 0.6%		8,193,812

Neste Oil OYJ	86,945	998,962

Nokia OYJ (L)	2,242,085	6,329,665

Nokian Renkaat OYJ	21,027	824,508

Tieto OYJ	2,376	40,677

France 10.4%		150,225,596

Air France KLM (I)(L)	489,576	2,460,168

Arkema SA	41,084	3,496,223

Artprice.com (I)(L)	11,302	340,848

AXA SA	106,877	1,540,850

BNP Paribas SA	82,971	3,588,121

Cie Generale d’Optique Essilor International SA	27,701	2,414,880

France Telecom SA	276,485	3,816,968

L’Oreal SA	8,869	1,088,773

Lagardere SCA	68,431	1,916,124

Pernod-Ricard SA	22,417	2,412,014

12	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

France (continued)

Peugeot SA (I)(L)	484,907	$3,657,602

Rallye SA	19,667	588,199

Remy Cointreau SA	1,427	162,885

Renault SA	167,788	7,817,047

Safran SA	15,767	551,427

Sanofi	586,003	47,862,168

Total SA	1,166,270	58,115,615

Vivendi SA	323,685	6,334,312

Zodiac Aerospace	21,659	2,061,372

Germany 5.9%		85,262,369

Adidas AG	40,452	3,161,229

Aurubis AG	55,820	3,019,269

Bayer AG	48,171	3,736,258

Beiersdorf AG	6,593	472,100

Continental AG	17,250	1,712,245

Deutsche Lufthansa AG	167,338	2,061,037

Deutsche Post AG	49,472	959,233

Duerr AG	24,372	1,601,485

E.ON AG	1,450,316	33,295,592

Fresenius SE & Company KGaA	34,951	3,725,134

GEA Group AG	75,678	1,997,462

Lanxess AG	29,917	2,266,533

Leoni AG	54,571	2,041,175

Muenchener Rueckversicherungs AG	25,047	3,708,012

RWE AG	224,566	9,401,617

Salzgitter AG	34,281	1,259,421

SAP AG	129,158	8,511,376

Suedzucker AG	69,634	2,333,191

Greece 0.2%		2,559,968

OPAP SA	267,253	1,848,476

Public Power Corp. SA (I)	216,317	711,492

Hong Kong 0.8%		11,260,630

CLP Holdings, Ltd.	624,699	5,212,528

Esprit Holdings, Ltd. (L)	1,231,851	1,895,995

Melco International Development, Ltd.	348,417	283,789

Pacific Basin Shipping, Ltd.	1,457,121	608,678

Power Assets Holdings, Ltd.	41,207	334,474

Sino-Forest Corp. (I)	26,210	0

Swire Pacific, Ltd., Class A	144,500	1,716,138

Swire Properties, Ltd.	100	287

Yue Yuen Industrial Holdings, Ltd.	416,380	1,208,741

Ireland 1.1%		16,474,422

C&C Group PLC	187,004	846,910

CRH PLC	239,977	4,231,643

DCC PLC	45,980	1,199,082

Kerry Group PLC	54,258	2,602,401

Paddy Power PLC	31,708	2,234,915

See notes to financial statements	Semiannual report | International Core Fund	13

	Shares	Value

Ireland (continued)

Shire PLC	67,520	$2,038,928

WPP PLC	256,413	3,320,543

Israel 0.2%		3,524,462

Africa Israel Investments, Ltd. (I)	259,944	403,447

Mellanox Technologies, Ltd. (I)	19,173	2,265,087

Partner Communications Company, Ltd.	201,791	855,928

Italy 5.1%		73,717,692

Azimut Holding SpA	60,000	635,121

Banca Intesa SpA	91,570	115,959

Davide Campari Milano SpA	12,393	85,076

Enel SpA	6,442,066	21,186,616

ENI SpA	1,097,939	24,275,307

Fiat Industrial SpA	230,571	2,314,474

Fiat SpA (I)	222,179	1,206,480

Finmeccanica SpA (I)	975,454	4,320,448

Fondiaria-SAI SpA (I)	530	685

Impregilo SpA (L)	253,850	916,218

Italcementi SpA — RSP	2,589	6,186

Luxottica Group SpA	16,475	599,743

Mediolanum SpA	332,457	1,301,862

Milano Assicurazioni SpA (I)	297,599	115,307

Pirelli & C. SpA (L)	331,986	3,643,477

Recordati SpA	80,492	577,010

Telecom Italia SpA	6,443,940	5,986,273

Telecom Italia SpA, RSP	5,105,614	4,034,560

Terna Rete Elettrica Nazionale SpA	355,508	1,233,411

Tod’s SpA	10,951	1,163,479

Japan 23.5%		340,364,940

Accordia Golf Company, Ltd.	1,095	701,901

Advance Residence Investment Corp.	414	835,333

Advantest Corp.	113,500	1,664,627

AEON Company, Ltd.	481,300	5,542,474

Alps Electric Company, Ltd.	46	247

Anritsu Corp.	227,000	2,758,182

Asahi Group Holdings, Ltd.	99,200	2,409,780

Astellas Pharma, Inc.	192,500	9,415,964

CAPCOM Company, Ltd.	47,900	955,637

Credit Saison Company, Ltd.	95,700	2,252,686

Daikyo, Inc.	906,000	2,190,438

Daito Trust Construction Company, Ltd.	107,000	10,478,299

Daiwabo Holdings Company, Ltd.	233,000	412,398

Dena Company, Ltd. (L)	107,761	3,015,520

DIC Corp.	342,000	566,185

East Japan Railway Company	44,900	3,012,918

Eisai Company, Ltd.	103,380	4,724,310

Fast Retailing Company, Ltd.	19,600	4,591,261

Fuji Electric Company, Ltd.	336,000	670,012

14	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Japan (continued)

Fuji Heavy Industries, Ltd.	232,116	$1,871,346

Fuji Oil Company, Ltd.	47,300	632,950

Gunze, Ltd.	244,000	618,919

Hanwa Company, Ltd.	192,000	650,246

Haseko Corp. (I)	3,272,000	2,055,983

Hikari Tsushin, Inc.	32,100	1,611,056

Inpex Corp.	392	2,240,570

Isuzu Motors, Ltd.	616,000	3,164,569

ITOCHU Corp.	769,300	7,843,624

J Trust Co Ltd.	4,700	44,938

Japan Tobacco, Inc.	286,000	8,636,310

JFE Holdings, Inc.	188,300	2,398,658

Juki Corp. (L)	229,000	333,176

JX Holdings, Inc.	1,950,500	10,158,308

K’s Holding Corp. (L)	95,900	2,736,896

Kajima Corp.	1,435,000	3,996,809

Kakaku.com, Inc.	30,100	1,076,234

Kao Corp.	112,350	3,398,498

Kawasaki Kisen Kaisha, Ltd. (I)(L)	1,706,000	2,309,447

KDDI Corp.	2,011	14,410,993

Kinugawa Rubber Industrial Company, Ltd. (L)	135,000	890,385

Kobe Steel, Ltd.	929,000	715,830

Kohnan Shoji Company, Ltd. (L)	65,500	790,763

Konami Corp.	53,823	1,243,463

Lawson, Inc.	44,300	3,393,953

Leopalace21 Corp. (I)(L)	407,000	1,327,652

Look, Inc. (L)	104,000	927,525

Marubeni Corp.	787,824	5,086,963

Mazda Motor Corp. (I)	1,729,000	2,097,950

Mediceo Holdings Company, Ltd.	107,735	1,544,222

MEIJI Holdings Company, Ltd.	4,100	191,448

Misawa Homes Company, Ltd.	3,400	48,965

Mitsubishi Chemical Holdings Corp.	763,000	2,971,317

Mitsubishi Corp.	422,895	7,832,299

Mitsubishi UFJ Lease & Finance Company, Ltd.	39,070	1,686,106

Mitsui & Company, Ltd.	166,200	2,335,571

Mitsui Engineering & Shipbuilding Company, Ltd.	905,000	999,111

Mitsui Mining & Smelting Company, Ltd.	874,000	1,763,099

Mitsui O.S.K. Lines, Ltd.	1,031,000	2,604,420

Mizuho Financial Group, Inc.	4,203,200	6,805,288

Namco Bandai Holdings, Inc.	131,400	2,089,293

NET One Systems Company, Ltd.	167,200	2,219,687

Nichii Gakkan Company, Ltd.	10,800	111,228

Nikon Corp.	123,900	3,434,331

Nintendo Company, Ltd.	27,100	3,047,817

Nippon Light Metal Company, Ltd.	1,161,000	1,166,383

Nippon Paper Group, Inc. (L)	143,400	1,705,033

Nippon Steel Corp.	1,649,000	3,204,625

See notes to financial statements	Semiannual report | International Core Fund	15

	Shares	Value

Japan (continued)

Nippon Telegraph & Telephone Corp.	351,700	$16,277,922

Nippon Yusen Kabushiki Kaisha	1,375,000	2,795,639

Nipro Corp.	207,400	1,233,848

Nitori Holdings Company, Ltd.	34,650	3,474,497

Nitto Boseki Company, Ltd.	310,000	1,070,876

NTT DoCoMo, Inc.	3,533	6,023,624

Obayashi Corp.	440,000	1,921,883

OKI Electric Industry Company, Ltd. (I)	604,857	708,961

Ono Pharmaceutical Company, Ltd.	8,800	547,216

Osaka Gas Company, Ltd.	120	525

Penta-Ocean Construction Company, Ltd. (L)	628,500	1,471,738

Point, Inc.	53,790	1,930,448

Resona Holdings, Inc.	2,364,600	9,283,958

Ricoh Company, Ltd. (L)	204,000	1,619,270

Round One Corp.	215,600	1,051,416

Ryohin Keikaku Company, Ltd.	33,100	2,039,056

Sankyo Company, Ltd.	53,800	2,489,876

Sanrio Company, Ltd. (L)	33,100	1,145,125

Sapporo Hokuyo Holdings, Inc.	178,000	457,552

Seven & I Holdings Company, Ltd.	123,700	3,762,649

Shinko Electric Industries Company, Ltd. (L)	159,300	1,054,653

Softbank Corp.	81,300	3,325,935

Sojitz Corp.	1,439,200	1,941,476

Sumitomo Corp.	801,600	10,668,296

Sumitomo Light Metal Industries, Ltd.	829,000	734,267

Sumitomo Mitsui Company, Ltd. (I)	56,100	34,680

Sumitomo Mitsui Financial Group	124,700	3,877,091

SxL Corp. (I)(L)	420,000	774,493

Taiheiyo Cement Corp.	2,066,000	4,483,892

Taisei Corp.	1,419,000	3,893,638

Taisho Pharmaceutical Holdings Company, Ltd.	1,600	129,201

Taiyo Yuden Company, Ltd. (L)	125,300	1,095,924

Takeda Pharmaceutical Company, Ltd.	404,689	19,006,137

The Daiei, Inc. (I)(L)	179,558	397,684

Tokyo Tatemono Company, Ltd. (I)	638,000	2,130,247

TonenGeneral Sekiyu KK	154,133	1,305,607

Tosoh Corp.	349,000	740,687

Toyota Motor Corp.	333,700	13,270,078

Toyota Tsusho Corp.	236,100	4,849,002

Tsugami Corp. (L)	143,000	1,090,760

Unicharm Corp.	40,000	2,327,001

Unitika, Ltd. (I)	1,064,000	531,205

UNY Company, Ltd.	291,700	2,428,549

USS Company, Ltd.	18,490	1,988,686

Wacom Company, Ltd.	344	777,928

West Japan Railway Company	33,200	1,454,387

Yamada Denki Company, Ltd. (L)	168,140	8,124,928

16	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value

Jersey, C.I. 0.1%		$2,086,719

Randgold Resources, Ltd.	20,449	2,086,719

Netherlands 4.5%		65,398,086

Aegon NV	788,633	4,032,981

ASML Holding NV	157,634	8,908,823

CSM NV	48,729	820,034

Delta Lloyd NV	14,441	198,255

European Aeronautic Defence & Space Company NV	199,126	7,583,883

Gemalto NV	13,010	1,030,268

ING Groep NV, ADR (I)	675,031	5,137,259

Koninklijke BAM Groep NV (L)	400,800	1,141,207

Koninklijke Vopak NV	3,858	247,097

Royal Dutch Shell PLC, B Shares	439,698	15,866,148

Royal Dutch Shell PLC, Class A (London Stock Exchange)	427,624	14,972,204

SNS REAAL NV (I)	30,632	43,833

Unilever NV	134,208	4,675,915

Wereldhave NV	14,415	740,179

New Zealand 0.6%		9,337,457

Chorus, Ltd. (I)	540,686	1,467,082

Fletcher Building, Ltd.	349,254	1,871,344

Telecom Corp. of New Zealand, Ltd.	3,031,650	5,999,031

Norway 0.2%		3,404,992

Aker Solutions ASA	84,915	1,549,562

TGS-NOPEC Geophysical Company ASA	63,506	1,855,430

Portugal 0.3%		4,699,804

EDP — Energias de Portugal SA	1,367,415	3,327,918

Jeronimo Martins SGPS SA (L)	82,149	1,371,886

Singapore 1.7%		24,556,160

Ezra Holdings, Ltd. (I)(L)	1,465,000	1,266,061

Golden Agri-Resources, Ltd.	11,830,000	6,759,329

Jaya Holdings, Ltd. (I)	778,000	343,568

Liongold Corp., Ltd. (I)	342,000	340,319

MobileOne, Ltd.	36,000	73,954

Singapore Exchange, Ltd.	415,000	2,347,028

Singapore Press Holdings, Ltd.	735,000	2,341,898

Singapore Telecommunications, Ltd.	3,537,350	9,627,174

Straits Asia Resources, Ltd.	658,000	990,242

Venture Corp., Ltd.	74,906	466,587

Spain 5.5%		79,727,499

Abengoa SA (L)	80,051	1,380,363

Banco Bilbao Vizcaya Argentaria SA	871,388	6,621,742

Banco Santander SA (I)	3,172,410	22,515,341

Distribuidora Internacional de Alimentacion SA	204,094	1,083,013

Fomento de Construcciones y Contratas SA	53,400	669,061

Gas Natural SDG SA	475,056	5,847,094

Grifols SA (I)	125,299	3,526,727

Iberdrola SA	1,816,739	7,186,227

See notes to financial statements	Semiannual report | International Core Fund	17

	Shares	Value

Spain (continued)

Inditex SA	36,923	$4,095,712

Indra Sistemas SA	14,757	141,006

Repsol YPF SA	271,064	4,974,456

Telefonica SA	1,717,565	21,686,757

Sweden 0.6%		8,951,872

Boliden AB	117,525	1,721,805

Investor AB, B Shares	142,534	2,947,256

NCC AB, B Shares	55,170	1,006,229

Svenska Handelsbanken AB, Series A	28,740	999,599

Swedbank AB, Class A	130,122	2,276,983

Switzerland 3.6%		51,857,676

Nestle SA	206,344	12,821,450

Novartis AG	273,117	16,085,143

Roche Holdings AG	79,398	14,445,198

Swiss Re, Ltd.	31,710	1,985,699

Wolseley PLC	102,772	4,142,737

Zurich Financial Services AG	9,901	2,377,449

United Kingdom 18.7%		271,544,750

3i Group PLC	407,805	1,328,727

Aberdeen Asset Management PLC	340,903	1,505,776

Aegis Group PLC	122,245	460,130

Aggreko PLC	116,291	4,348,327

AstraZeneca PLC	927,847	43,214,668

Aviva PLC (I)	403,784	2,093,042

Babcock International Group PLC	15,983	237,697

BAE Systems PLC	2,390,653	12,064,568

Barclays PLC	4,957,272	14,440,541

BBA Aviation PLC	1,920	5,788

BP PLC	4,164,918	29,128,145

British American Tobacco PLC	226,706	11,868,732

BT Group PLC	2,136,086	7,383,634

Bunzl PLC	103,028	1,835,859

Croda International PLC	6,611	247,463

Diageo PLC	567,618	15,527,789

Dixons Retail PLC (I)	4,285,952	1,190,852

Drax Group PLC	339,376	2,512,120

EasyJet PLC	14,057	118,177

Fenner PLC	102,002	561,711

FirstGroup PLC	455,076	1,769,371

GlaxoSmithKline PLC	1,339,965	30,298,302

Home Retail Group PLC (L)	1,586,081	2,351,635

IMI PLC	91,318	1,245,758

Intercontinental Hotels Group PLC	34,538	878,135

Intertek Group PLC	5,841	260,645

ITV PLC	1,251,742	1,651,381

Jazztel PLC (I)	845	4,735

18	International Core Fund | Semiannual report	See notes to financial statements

		Shares	Value

United Kingdom (continued)

Lloyds Banking Group PLC (I)		13,909,311	$7,324,440

Micro Focus International PLC		5,682	48,941

Next PLC		140,233	7,962,435

Playtech, Ltd.		155,132	953,257

Premier Foods PLC (I)		248,755	230,913

Prudential PLC		211,172	2,641,077

Punch Taverns PLC (I)		153,138	16,537

Rio Tinto PLC		344,426	15,066,456

Rockhopper Exploration PLC (I)		216,476	590,380

Rolls-Royce Holdings PLC		562,488	7,317,097

Royal Bank of Scotland Group PLC (I)		432,574	1,552,165

SABMiller PLC		84,484	3,722,588

Spectris PLC		13,190	362,402

SSE PLC		121,228	2,633,857

Tate & Lyle PLC		183,718	1,911,318

Telecity Group PLC		76,959	1,063,613

The Weir Group PLC		21,486	555,760

Thomas Cook Group PLC (I)(L)		1,874,040	483,128

Trinity Mirror PLC (I)		140,795	88,921

Tullett Prebon PLC		190,017	874,292

Vodafone Group PLC		8,369,689	24,128,544

WH Smith PLC		68,950	657,695

William Hill PLC		592,721	2,821,828

Yell Group PLC (I)(L)		178,651	3,398

		Shares	Value

Preferred Securities 0.6%			$8,088,041

(Cost $8,154,426)

Germany 0.6%			8,088,041

Henkel AG & Company KGaA		38,924	2,939,095

Porsche Automobil Holding SE		99,772	5,148,946

	Yield	Shares	Value

Securities Lending Collateral 4.1%			$59,677,617

(Cost $59,679,862)

John Hancock Collateral Investment Trust (W)	0.3443% (Y)	5,962,932	59,677,617

See notes to financial statements	Semiannual report | International Core Fund	19

	Yield	Shares	Value

Short-Term Investments 2.4%			$34,408,672

(Cost $34,408,672)

Money Market Funds 2.4%			34,408,672

State Street Institutional Treasury Money
Market Fund (Y)	0.0000%	34,408,672	34,408,672

Total investments (Cost $1,534,131,442)† 102.9%		$1,492,541,505

Other assets and liabilities, net (2.9%)			($41,396,179)

Total net assets 100.0%		$1,451,145,326

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,549,227,872. Net unrealized depreciation aggregated $56,686,367, of which $94,818,342 related to appreciated investment securities and $151,504,709 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 8-31-12:

Health Care	15.2%
Financials	13.7%
Energy	13.2%
Telecommunication Services	10.7%
Industrials	10.1%
Consumer Discretionary	9.6%
Consumer Staples	9.1%
Utilities	6.4%
Materials	4.6%
Information Technology	3.8%
Short-Term Investments & Other	3.6%

20	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,474,451,580)
including $56,456,663 of securities loaned	$1,432,863,888
Investments in affiliated issuers, at value (Cost $59,679,862)	59,677,617

Total investments, at value (Cost $1,534,131,442)	1,492,541,505
Foreign currency, at value (Cost $729,771)	732,647
Cash held at broker for futures contracts	9,312,405
Receivable for fund shares sold	3,730,210
Receivable for forward foreign currency exchange contracts	721,635
Dividends and interest receivable	6,879,029
Receivable for securities lending income	88,046
Receivable for futures variation margin	260,318
Receivable due from adviser	4,699
Other receivables and prepaid expenses	196,942

Total assets	1,514,467,436

Liabilities

Due to custodian	302,039
Payable for forward foreign currency exchange contracts	858,904
Payable for fund shares repurchased	1,837,151
Payable upon return of securities loaned	59,644,620
Payable to affiliates
Accounting and legal services fees	53,498
Transfer agent fees	109,472
Trustees’ fees	39,320
Other liabilities and accrued expenses	477,106

Total liabilities	63,322,110

Net assets

Paid-in capital	$1,736,455,683
Undistributed net investment income	41,922,586
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(289,104,217)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(38,128,726)

Net assets	$1,451,145,326

See notes to financial statements	Semiannual report | International Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($389,789,804 ÷ 14,560,364 shares)	$26.77
Class B ($3,289,764 ÷ 123,813 shares)[1]	$26.57
Class C ($4,121,452 ÷ 155,098 shares)[1]	$26.57
Class I ($459,880,182 ÷ 17,105,418 shares)	$26.89
Class R1 ($256,522 ÷ 9,619 shares)	$26.67
Class R2 ($96,551 ÷ 3,597 shares)	$26.84
Class R3 ($32,359 ÷ 1,206 shares)	$26.83
Class R4 ($35,175 ÷ 1,310 shares)	$26.85
Class R5 ($73,752 ÷ 2,744 shares)	$26.88
Class R6 ($97,625 ÷ 3,625 shares)	$26.93
Class 1 ($35,769,470 ÷ 1,327,687 shares)	$26.94
Class NAV ($557,702,670 ÷ 20,713,192 shares)	$26.92

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$28.18

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

22	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-12 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$41,385,550
Securities lending	1,835,552
Interest	409
Less foreign taxes withheld	(3,285,690)

Total investment income	39,935,821

Expenses

Investment management fees	6,952,252
Distribution and service fees	609,295
Accounting and legal services fees	146,882
Transfer agent fees	602,437
Trustees’ fees	52,566
State registration fees	108,821
Printing and postage	187,378
Professional fees	71,813
Custodian fees	779,920
Registration and filing fees	16,981
Other	19,159

Total expenses	9,547,504
Less expense reductions	(71,977)

Net expenses	9,475,527

Net investment income	30,460,294

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(67,220,557)
Investments in affiliated issuers	(8,838)
Futures contracts	(4,326,611)
Foreign currency transactions	1,894,640

(69,661,366)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(18,316,402)
Investments in affiliated issuers	(6,733)
Futures contracts	728,186
Translation of assets and liabilities in foreign currencies	(1,015,220)

(18,610,169)

Net realized and unrealized loss	(88,271,535)

Decrease in net assets from operations	($57,811,241)

See notes to financial statements	Semiannual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-12	ended
	(Unaudited)	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$30,460,294	$41,312,921
Net realized loss	(69,661,366)	(1,026,871)
Change in net unrealized appreciation (depreciation)	(18,610,169)	(181,194,192)

Decrease in net assets resulting from operations	(57,811,241)	(140,908,142)

Distributions to shareholders
From net investment income
Class A	—	(6,432,365)
Class B	—	(26,198)
Class C	—	(31,262)
Class I	—	(7,098,312)
Class R1	—	(2,560)
Class R3	—	(359)
Class R4	—	(492)
Class R5	—	(1,226)
Class R6	—	(1,923)
Class 1	—	(779,516)
Class NAV	—	(15,625,962)

Total distributions	—	(30,000,175)

From Fund share transactions	(76,818,575)	154,369,410

Total decrease	(134,629,816)	(16,538,907)

Net assets

Beginning of period	1,585,775,142	1,602,314,049

End of period	$1,451,145,326	$1,585,775,142

Undistributed net investment income	$41,922,586	$11,462,292

24	International Core Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.72	$30.85	$25.74	$18.43	$39.06	$43.30
Net investment income[2]	0.45	0.58	0.33	0.24	0.76	0.35
Net realized and unrealized gain (loss)
on investments	(1.40)	(3.32)	5.09	7.59	(18.65)	(0.35)
Total from investment operations	(0.95)	(2.74)	5.42	7.83	(17.89)	—
Less distributions
From net investment income	—	(0.39)	(0.31)	(0.52)	(1.56)	(0.45)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.39)	(0.31)	(0.52)	(2.74)	(4.24)
Net asset value, end of period	$26.77	$27.72	$30.85	$25.74	$18.43	$39.06
Total return (%)[3]	(3.43)[4]	(8.73)	21.13[5]	42.33[5]	(47.16)[5]	(0.76)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$390	$374	$333	$225	$54	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58[7]	1.58	1.61	1.95[6]	1.75	1.68
Expenses net of fee waivers	1.58[7]	1.58	1.60	1.66[6]	1.75	1.65
Expenses net of fee waivers and credits	1.58[7]	1.58	1.60	1.62[6]	1.70	1.65
Net investment income	3.41[7]	2.05	1.21	0.94	2.33	0.78
Portfolio turnover (%)	35	42	39	44	54	50[8]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
7 Annualized.
8 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	25

CLASS B SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.61	$30.70	$25.62	$18.36	$38.80	$43.08
Net investment income[2]	0.36	0.44	0.18	0.17	0.53	—[3]
Net realized and unrealized gain (loss)
on investments	(1.40)	(3.34)	5.01	7.44	(18.49)	(0.33)
Total from investment operations	(1.04)	(2.90)	5.19	7.61	(17.96)	(0.33)
Less distributions
From net investment income	—	(0.19)	(0.11)	(0.35)	(1.30)	(0.16)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.19)	(0.11)	(0.35)	(2.48)	(3.95)
Net asset value, end of period	$26.57	$27.61	$30.70	$25.62	$18.36	$38.80
Total return (%)[4,5]	(3.77)[6]	(9.38)	20.28	41.35	(47.53)	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4	$5	$6	$7	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	3.11[7]	2.49	2.36	3.07[8]	2.75	2.48
Expenses net of fee waivers	2.30[7]	2.30	2.30	2.36[8]	2.63	2.41
Expenses net of fee waivers and credits	2.30[7]	2.30	2.30	2.33[8]	2.40	2.40
Net investment income	2.73[7]	1.58	0.65	0.69	1.64	—[9]
Portfolio turnover (%)	35	42	39	44	54	50[10]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Less than 0.005%
10 Excludes merger activity.

CLASS C SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.61	$30.71	$25.62	$18.36	$38.81	$43.09
Net investment income[2]	0.36	0.43	0.17	0.15	0.55	0.13
Net realized and unrealized gain (loss)
on investments	(1.40)	(3.34)	5.03	7.46	(18.52)	(0.46)
Total from investment operations	(1.04)	(2.91)	5.20	7.61	(17.97)	(0.33)
Less distributions
From net investment income	—	(0.19)	(0.11)	(0.35)	(1.30)	(0.16)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.19)	(0.11)	(0.35)	(2.48)	(3.95)
Net asset value, end of period	$26.57	$27.61	$30.71	$25.62	$18.36	$38.81
Total return (%)[3,4]	(3.77)[5]	(9.41)	20.32	41.35	(47.55)	(1.48)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$5	$5	$4	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.93[6]	2.50	2.47	2.69[7]	2.59	2.49
Expenses net of fee waivers	2.30[6]	2.30	2.30	2.36[7]	2.43	2.40
Expenses net of fee waivers and credits	2.30[6]	2.30	2.30	2.33[7]	2.40	2.40
Net investment income	2.74[6]	1.53	0.62	0.60	1.69	0.28
Portfolio turnover (%)	35	42	39	44	54	50[8]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Excludes merger activity.

26	International Core Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.78	$30.94	$25.80	$18.45	$39.20	$43.43
Net investment income[2]	0.50	0.72	0.45	0.35	0.94	0.55
Net realized and unrealized gain (loss)
on investments	(1.39)	(3.36)	5.12	7.63	(18.77)	(0.35)
Total from investment operations	(0.89)	(2.64)	5.57	7.98	(17.83)	0.20
Less distributions
From net investment income	—	(0.52)	(0.43)	(0.63)	(1.74)	(0.64)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.52)	(0.43)	(0.63)	(2.92)	(4.43)
Net asset value, end of period	$26.89	$27.78	$30.94	$25.80	$18.45	$39.20
Total return (%)	(3.20)[3]	(8.33)	21.73[4]	43.10[4]	(46.91)[4]	(0.33)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$460	$411	$291	$84	$1	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[5]	1.16	1.12	1.06	2.37	2.34
Expenses net of fee waivers	1.18[5]	1.16	1.12	1.06	1.18	1.18
Expenses net of fee waivers and credits	1.18[5]	1.16	1.12	1.06	1.18	1.18
Net investment income	3.79[5]	2.54	1.61	1.34	2.87	1.24
Portfolio turnover (%)	35	42	39	44	54	50[6]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Annualized.
6 Excludes merger activity.

CLASS R1 SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.66	$30.77	$25.67	$18.36	$38.94	$43.19
Net investment income[2]	0.41	0.53	0.24	0.23	0.69	0.66
Net realized and unrealized gain (loss)
on investments	(1.40)	(3.33)	5.06	7.50	(18.54)	(0.69)
Total from investment operations	(0.99)	(2.80)	5.30	7.73	(17.85)	(0.03)
Less distributions
From net investment income	—	(0.31)	(0.20)	(0.42)	(1.55)	(0.43)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.31)	(0.20)	(0.42)	(2.73)	(4.22)
Net asset value, end of period	$26.67	$27.66	$30.77	$25.67	$18.36	$38.94
Total return (%)[3]	(3.58)[4]	(9.00)	20.71	42.00	(47.16)	(0.82)

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.75[6]	7.37	6.88	8.85[7]	15.16	13.85
Expenses net of fee waivers	1.90[6]	1.90	1.92	1.92[7]	2.10	1.70
Expenses net of fee waivers and credits	1.90[6]	1.90	1.92	1.92[7]	1.70	1.70
Net investment income	3.12[6]	1.88	0.90	0.92	2.21	1.48
Portfolio turnover (%)	35	42	39	44	54	50[8]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	27

CLASS R2 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$27.80
Net investment income[2]	0.45
Net realized and unrealized gain (loss) on investments	(1.41)
Total from investment operations	(0.96)
Net asset value, end of period	$26.84
Total return (%)[3]	(3.45)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.53[6]
Expenses net of fee waivers	1.65[6]
Expenses net of fee waivers and credits	1.65[6]
Net investment income	3.40[6]
Portfolio turnover (%)	35

1 Period from 3-1-12 (inception date) to 8-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the period shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

CLASS R3 SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$27.80	$30.94	$25.80	$23.33
Net investment income[3]	0.42	0.57	0.29	0.02
Net realized and unrealized gain (loss) on investments	(1.39)	(3.38)	5.08	2.90
Total from investment operations	(0.97)	(2.81)	5.37	2.92
Less distributions
From net investment income	—	(0.33)	(0.23)	(0.45)
Net asset value, end of period	$26.83	$27.80	$30.94	$25.80
Total return (%)[4]	(3.49)[5]	(8.95)	20.87	12.40[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	51.41[7]	45.66	44.55	10.97[7]
Expenses net of fee waivers	1.80[7]	1.80	1.83	1.91[7]
Expenses net of fee waivers and credits	1.80[7]	1.80	1.83	1.91[7]
Net investment income	3.14[7]	2.01	1.05	0.10[7]
Portfolio turnover (%)	35	42	39	44

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

28	International Core Fund | Semiannual report	See notes to financial statements

CLASS R4 SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$27.79	$30.94	$25.80	$23.33
Net investment income[3]	0.47	0.65	0.37	0.08
Net realized and unrealized gain (loss) on investments	(1.41)	(3.38)	5.08	2.91
Total from investment operations	(0.94)	(2.73)	5.45	2.99
Less distributions
From net investment income	—	(0.42)	(0.31)	(0.52)
Net asset value, end of period	$26.85	$27.79	$30.94	$25.80
Total return (%)[4]	(3.38)[5]	(8.67)	21.21	12.69[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	46.02[7]	42.74	44.22	10.71[7]
Expenses net of fee waivers	1.46[7]	1.50	1.53	1.61[7]
Expenses net of fee waivers and credits	1.46[7]	1.50	1.53	1.61[7]
Net investment income	3.55[7]	2.29	1.34	0.40[7]
Portfolio turnover (%)	35	42	39	44

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R5 SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$27.78	$30.94	$25.79	$23.33
Net investment income[3]	0.50	0.73	0.44	0.14
Net realized and unrealized gain (loss) on investments	(1.40)	(3.38)	5.10	2.91
Total from investment operations	(0.90)	(2.65)	5.54	3.05
Less distributions
From net investment income	—	(0.51)	(0.39)	(0.59)
Net asset value, end of period	$26.88	$27.78	$30.94	$25.79
Total return (%)[4]	(3.24)[5]	(8.38)	21.59	12.95[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	22.87[7]	20.87	31.41	10.50[7]
Expenses net of fee waivers	1.20[7]	1.20	1.22	1.31[7]
Expenses net of fee waivers and credits	1.20[7]	1.20	1.22	1.31[7]
Net investment income	3.81[7]	2.58	1.58	0.70[7]
Portfolio turnover (%)	35	42	39	44

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | International Core Fund	29

CLASS R6 SHARES Period ended	8-31-12[1]	2-29-12[2]

Per share operating performance

Net asset value, beginning of period	$27.82	$28.00
Net investment income[3]	0.52	0.26
Net realized and unrealized gain (loss) on investments	(1.41)	0.10
Total from investment operations	(0.89)	0.36
Less distributions
From net investment income	—	(0.54)
Net asset value, end of period	$26.93	$27.82
Total return (%)[4]	(3.20)[5]	1.49[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	17.40[7]	16.83[7]
Expenses net of fee waivers	1.12[7]	1.12[7]
Expenses net of fee waivers and credits	1.12[7]	1.12[7]
Net investment income	3.90[7]	1.98[7]
Portfolio turnover (%)	35	42[8]

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS 1 SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.82	$30.99	$25.84	$18.48	$39.22	$43.43
Net investment income[2]	0.53	0.79	0.50	0.46	0.93	0.95
Net realized and unrealized gain (loss)
on investments	(1.41)	(3.41)	5.09	7.54	(18.74)	(0.72)
Total from investment operations	(0.88)	(2.62)	5.59	8.00	(17.81)	0.23
Less distributions
From net investment income	—	(0.55)	(0.44)	(0.64)	(1.75)	(0.65)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.55)	(0.44)	(0.64)	(2.93)	(4.44)
Net asset value, end of period	$26.94	$27.82	$30.99	$25.84	$18.48	$39.22
Total return (%)	(3.16)[3,4]	(8.27)	21.75[3]	43.11[3]	(46.83)[3]	(0.25)[3]

Ratios and supplemental data

Net assets, end of period (in millions)	$36	$39	$47	$44	$34	$74
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.07[5]	1.07	1.07	1.08[6]	1.10	1.16
Expenses net of fee waivers	1.07[5]	1.07	1.07	1.07[6]	1.10	1.14
Expenses net of fee waivers and credits	1.07[5]	1.07	1.07	1.07[6]	1.10	1.14
Net investment income	3.97[5]	2.76	1.83	1.83	2.88	2.09
Portfolio turnover (%)	35	42	39	44	54	50[7]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Excludes merger activity.

30	International Core Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$27.80	$30.98	$25.82	$18.47	$39.21	$43.42
Net investment income[2]	0.56	0.81	0.51	0.49	0.99	0.95
Net realized and unrealized gain (loss)
on investments	(1.44)	(3.43)	5.10	7.51	(18.78)	(0.70)
Total from investment operations	(0.88)	(2.62)	5.61	8.00	(17.79)	0.25
Less distributions
From net investment income	—	(0.56)	(0.45)	(0.65)	(1.77)	(0.67)
From net realized gain	—	—	—	—	(1.18)	(3.79)
Total distributions	—	(0.56)	(0.45)	(0.65)	(2.95)	(4.46)
Net asset value, end of period	$26.92	$27.80	$30.98	$25.82	$18.47	$39.21
Total return (%)	(3.17)[3]	(8.24)	21.85[4]	43.14[4]	(46.80)[4]	(0.20)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$558	$753	$920	$800	$603	$1,415
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02[5]	1.02	1.02	1.04[6]	1.04	1.11
Expenses net of fee waivers	1.02[5]	1.02	1.02	1.02[6]	1.04	1.08
Expenses net of fee waivers and credits	1.02[5]	1.02	1.02	1.02[6]	1.04	1.08
Net investment income	4.18[5]	2.84	1.87	1.99	3.06	2.09
Portfolio turnover (%)	35	42	39	44	54	50[7]

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	31

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the

32	International Core Fund | Semiannual report

close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$86,092,749	—	$86,092,749	—
Austria	7,946,473	—	7,946,473	—
Belgium	21,773,203	—	21,773,203	—
Bermuda	1,204,615	—	1,204,615	—
Canada	46,026,377	$46,026,377	—	—
China	1,091,776	—	1,091,776	—
Denmark	13,083,076	—	13,083,076	—
Finland	8,193,812	—	8,193,812	—
France	150,225,596	—	150,225,596	—
Germany	85,262,369	—	85,262,369	—
Greece	2,559,968	—	2,559,968	—
Hong Kong	11,260,630	—	11,260,630	—
Ireland	16,474,422	—	16,474,422	—
Israel	3,524,462	—	3,524,462	—
Italy	73,717,692	—	73,717,692	—
Japan	340,364,940	—	340,364,940	—
Jersey, C.I.	2,086,719	—	2,086,719	—
Netherlands	65,398,086	—	65,398,086	—
New Zealand	9,337,457	—	9,337,457	—
Norway	3,404,992	—	3,404,992	—
Portugal	4,699,804	—	4,699,804	—
Singapore	24,556,160	—	24,556,160	—
Spain	79,727,499	—	79,727,499	—
Sweden	8,951,872	—	8,951,872	—

Semiannual report | International Core Fund	33

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks (continued)
Switzerland	$51,857,676	—	$51,857,676	—
United Kingdom	271,544,750	—	271,544,750	—
Preferred Securities
Germany	8,088,041	—	8,088,041	—
Securities Lending
Collateral	59,677,617	$59,677,617	—	—
Short-Term Investments	34,408,672	34,408,672	—	—

Total Investments
in Securities	$1,492,541,505	$140,112,666	$1,352,428,839	—
Other Financial
Instruments
Futures	$3,500,425	($1,139,566)	$4,639,991	—
Forward Foreign
Currency Contracts	($137,269)	—	($137,269)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is, net of withholding taxes, recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign

34	International Core Fund | Semiannual report

investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $180,841,491 available to offset future net realized capital gains as of February 29, 2012, which expires as follows: February 28, 2018 — $173,798,079 and February 28, 2019 — $7,043,412.

Semiannual report | International Core Fund	35

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and derivative transactions.

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable / payable is included on the Statement of assets and liabilities. Futures contracts are

36	International Core Fund | Semiannual report

marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2012, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at August 31, 2012. During the six months ended August 31, 2012, the Fund held futures contracts with USD notional values ranging from $126.3 million to $135.0 million as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

TOPIX Index Futures	235	Long	Sep 2012	$21,805,671	$1,225,922
FTSE MIB Index	288	Long	Sep 2012	27,362,280	3,278,886
Futures
DAX Index Futures	51	Long	Sep 2012	11,176,952	1,099,450
SGX MSCI Singapore	144	Long	Sep 2012	8,019,639	(29,774)
Index Futures
FTSE 100 Index	154	Long	Sep 2012	13,934,488	135,183
Futures
S&P TSE 60 Index	264	Short	Sep 2012	(36,567,649)	(1,775,299)
Futures
ASX SPI 200 Index
Futures	77	Short	Sep 2012	(8,567,807)	(433,943)

Total					$3,500,425

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended August 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2012. During the six months ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $263.6 million to $284.7 million, as measured at each quarter end.

Semiannual report | International Core Fund	37

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
Pound	7,249,062	$11,433,764	Bank of America	10-19-12	$74,870
Sterling			N.A.
Pound	3,899,895	6,143,895	Brown Brother	10-19-12	47,592
Sterling			Harriman &
			Company
Pound	5,424,577	8,551,705	JPMorgan Chase	10-19-12	60,372
Sterling			Bank
Pound	10,834,126	17,086,825	Mellon Bank NA	10-19-12	113,469
Sterling
Pound	5,351,804	8,454,678	Morgan Stanley	10-19-12	41,863
Sterling			Capital Services,
			Inc.
Pound	5,655,572	8,914,805	Royal Bank of	10-19-12	64,000
Sterling			Scotland PLC
Hong Kong	41,093,478	5,298,467	Barclays Bank PLC	10-19-12	470
Dollar
Hong Kong	86,706,742	11,179,456	Brown Brother	10-19-12	1,236
Dollar			Harriman &
			Company
Hong Kong	24,623,000	3,174,792	JPMorgan Chase	10-19-12	304
Dollar			Bank
Hong Kong	41,093,478	5,298,255	Morgan Stanley	10-19-12	681
Dollar			Capital Services,
			Inc.
Hong Kong	81,092,551	10,455,946	State Street Bank	10-19-12	805
Dollar			and Trust Company
Swedish	22,137,987	3,326,644	Bank of America	10-19-12	10,606
Krona			N.A.
Swedish	25,659,559	3,852,972	Barclays Bank PLC	10-19-12	15,147
Krona
Swedish	9,275,289	1,392,026	Brown Brother	10-19-12	6,203
Krona			Harriman &
			Company
Swedish	65,864,325	9,900,479	Deutsche Bank AG	10-19-12	28,414
Krona			London
Singapore	13,340,186	10,679,411	Bank of America	10-19-12	22,618
Dollar			N.A.
Singapore	13,331,429	10,674,238	Barclays Bank PLC	10-19-12	20,766
Dollar
Singapore	1,942,000	1,554,045	JPMorgan Chase	10-19-12	3,905
Dollar			Bank
Singapore	3,337,439	2,672,217	Mellon Bank NA	10-19-12	5,209
Dollar
Singapore	5,456,946	4,367,478	Morgan Stanley	10-19-12	10,301
Dollar			Capital Services,
			Inc.
Singapore	3,752,879	3,003,567	Royal Bank of	10-19-12	7,142
Dollar			Scotland PLC
Singapore	2,906,439	2,327,348	State Street	10-19-12	4,313
Dollar			Bank and Trust
			Company
Total		$149,743,013			$540,286

38	International Core Fund | Semiannual report

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
Australian	4,102,760	$4,285,415	Bank of America	10-19-12	$64,074
Dollar			N.A.
Australian	1,897,502	1,984,076	Brown Brothers	10-19-12	31,731
Dollar			Harriman &
			Company
Australian	4,700,662	4,916,093	Mellon Bank NA	10-19-12	79,570
Dollar
Canadian	9,320,112	9,447,933	Bank of America	10-19-12	1,894
Dollar			N.A.
Canadian	8,597,508	8,714,014	Barclays Bank PLC	10-19-12	342
Dollar
Canadian	6,671,168	6,762,633	JPMorgan Chase	10-19-12	1,328
Dollar			Bank
Canadian	9,827,877	9,963,076	Morgan Stanley	10-19-12	2,411
Dollar			Capital Services,
			Inc.
Canadian	1,439,388	1,458,008	Royal Bank of	10-19-12	(828)
Dollar			Scotland PLC
Euro	8,338,399	10,370,050	Brown Brothers	10-19-12	(122,918)
			Harriman &
			Company
Euro	4,525,960	5,640,482	JPMorgan Chase	10-19-12	(54,946)
			Bank
Euro	4,020,944	5,003,848	Royal Bank of	10-19-12	(56,073)
			Scotland PLC
Euro	6,147,461	7,671,847	State Street Bank	10-19-12	(64,064)
			and Trust Company
Japanese Yen	661,566,036	8,331,699	Deutsche Bank AG	10-19-12	(121,056)
			London
Japanese Yen	2,178,648,508	27,424,046	JPMorgan Chase	10-19-12	(412,301)
			Bank
Japanese Yen	152,430,105	1,920,863	Mellon Bank NA	10-19-12	(26,719)
Total		$113,894,083			($677,555)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSET AND	INSTRUMENT	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures†	$5,739,441	($2,239,016)
	variation margin; net
	unrealized appreciation
	(depreciation) on investments
Foreign exchange	Receivable/Payable for	Forward foreign	721,635	(858,904)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Total			$6,461,076	($3,097,920)

† Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Semiannual report | International Core Fund	39

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2012:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized
	gain (loss)	($4,326,611)	—	($4,326,611)
Foreign exchange	Net realized
contracts	gain (loss)	—	$2,337,545	2,337,545

Total		($4,326,611)	$2,337,545	($1,989,066)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2012:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity contracts	Change in unrealized
	appreciation (depreciation)	$728,186	—	$728,186
Foreign exchange	Change in unrealized
contracts	appreciation (depreciation)	—	$954,946	954,946

Total		$728,186	$954,946	$1,683,132

* Change in unrealized appreciation/depreciaton associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

40	International Core Fund | Semiannual report

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.90%, 1.65% 1.80%, 1.40%, 1.20% and 1.12% for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2012, the fee waivers and/or reimbursements were such that these expenses did not exceed 1.60%, 2.30%, 2.30%, 1.24%, 1.90%, 1.65%, 1.80%, 1.50%, 1.20%, 1.12% and 1.15% for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class 1, respectively.

Accordingly, these expense reductions amounted to $13,508, $13,253, $7,236, $7,527, $7,543, $7,551, $7,578 and $7,773 for Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively, for the six months ended August 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2012 were equivalent to the net annual effective rate of 0.88% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4[1]	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

1Effective June 1, 2012, the Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 31, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $8 for Class R4 shares for the six months ended August 31, 2012.

Semiannual report | International Core Fund	41

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $32,200 for the six months ended August 31, 2012. Of this amount, $5,308 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $24,572 was paid as sales commissions to broker-dealers and $2,320 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2012, CDSCs received by the Distributor amounted to $1,982 and $92 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$561,706	$359,727	$23,425	$102,641
Class B	16,609	3,178	7,830	7,101
Class C	20,976	4,020	7,810	7,231
Class I	—	235,427	24,242	70,001
Class R1	649	37	7,477	158
Class R2	118	14	7,677	14
Class R3	76	5	7,523	59
Class R4	44	5	7,523	62
Class R5	11	10	7,523	97
Class R6	—	14	7,791	14
Class 1	9,106	—	—	—

Total	$609,295	$602,437	$108,821	$187,378

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

42	International Core Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2012 and the year ended February 29, 2012 were as follows:

	Six months ended 8-31-12		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,433,635	$63,541,255	9,664,641	$283,603,855
Distributions reinvested	—	—	256,155	6,396,207
Repurchased	(1,348,982)	(35,420,382)	(7,236,095)	(200,862,649)

Net increase	1,084,653	$28,120,873	2,684,701	$89,137,413

Class B shares

Sold	10,509	$270,703	19,415	$552,860
Distributions reinvested	—	—	1,017	25,331
Repurchased	(20,239)	(534,171)	(64,561)	(1,836,330)

Net decrease	(9,730)	($263,468)	(44,129)	($1,258,139)

Class C shares

Sold	10,682	$282,886	20,551	$588,450
Distributions reinvested	—	—	1,054	26,257
Repurchased	(14,428)	(376,018)	(40,063)	(1,110,406)

Net decrease	(3,746)	($93,132)	(18,458)	($495,699)

Class I shares

Sold	3,893,978	$101,157,401	7,061,327	$199,845,476
Distributions reinvested	—	—	280,468	7,011,688
Repurchased	(1,594,173)	(41,558,282)	(1,927,978)	(54,524,977)

Net increase	2,299,805	$59,599,119	5,413,817	$152,332,187

Class R1 shares

Sold	710	$18,887	2,236	$60,522
Distributions reinvested	—	—	102	2,560
Repurchased	(118)	(3,145)	(757)	(21,279)

Net increase	592	$15,742	1,581	$41,803

Class R2 shares

Sold	3,597	$100,000	—	—

Net increase	3,597	$100,000	—	—

Class R3 shares

Sold	134	$3,359	—	—

Net increase	134	$3,359	—	—

Class R4 shares

Sold	61	$1,596	160	$4,313
Distributions reinvested	—	—	1	39
Repurchased	—	—	—	(2)

Net increase	61	$1,596	161	$4,350

Class R5 shares

Sold	236	$6,147	672	$18,393
Distributions reinvested	—	—	27	680
Repurchased	(49)	(1,214)	(361)	(9,367)

Net increase	187	$4,933	338	$9,706

Semiannual report | International Core Fund	43

	Six months ended 8-31-12		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class R6 shares

Sold	48	$1,254	3,577	$100,148

Net increase	48	$1,254	3,577	$100,148

Class 1 shares

Sold	41,703	$1,093,725	96,037	$2,833,836
Distributions reinvested	—	—	31,131	779,516
Repurchased	(118,998)	(3,151,066)	(242,275)	(6,879,292)

Net increase	(77,295)	($2,057,341)	(115,107)	($3,265,940)

Class NAV shares

Sold	4,123,912	$109,830,630	2,458,509	$67,970,413
Distributions reinvested	—	—	624,789	15,625,962
Repurchased	(10,506,120)	(272,082,140)	(5,700,418)	(165,832,794)

Net decrease	(6,382,208)	($162,251,510)	(2,617,120)	($82,236,419)

Net increase (decrease)	(3,083,903)	($76,818,575)	5,309,361	$154,369,410

Affiliates of the Fund owned 37%, 100%, 89%, 82%, 39%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5, Class R6 and Class NAV, respectively, on August 31, 2012.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $506,167,565 and $528,291,372, respectively, for the six months ended August 31, 2012.

44	International Core Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Core Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvi-sory agreement (the Subadvisory Agreement) between the Adviser and GMO, LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other

Semiannual report | International Core Fund	45

investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

46	International Core Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

				SINCE INCEPTION
	1 YEAR	3 YEAR	5 YEAR	(9-16-05)

International Core Fund Class A Shares	–10.52%	4.89%	–4.89%	0.21%
International Large-Cap Core	–12.60%	7.02%	–4.94%	0.19%
Category Average
MSCI EAFE GD Index	–11.73%	8.16%	–4.26%	0.97%

The Board noted that the Fund’s performance compared favorably to the Category’s average performance over all periods shown, other than the three-year period over which the Fund underperformed its Category’s average performance. The Board also noted that the Fund had underperformed its benchmark index’s performance over all periods shown, other than the one-year period over which it had outperformed.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components,

Semiannual report | International Core Fund	47

including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was eight basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.88%	0.80%
Gross Expense Ratio	1.54%	1.41%
Net Expense Ratio	1.54%	1.35%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 1.60% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the potential impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio. The Board was made aware of the higher custody fees associated with investing in foreign securities, which impacted the level of the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

48	International Core Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | International Core Fund	49

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Grantham, Mayo, Van Otterloo & Co. LLC
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

50	International Core Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	66SA 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock
MUTUAL FUNDS

John Hancock
International Growth Fund

Semiannual Report
8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]
Class A	–0.73	–2.97	—	1.82	–2.95	–0.73	–13.99	—	11.89

Class B	–1.25	–3.06	—	1.91	–3.19	–1.25	–14.41	—	12.49

Class C	2.71	–2.73	—	1.88	0.76	2.71	–12.94	—	12.28

Class I2	4.78	–1.56	—	3.10	2.30	4.78	–7.56	—	20.94

Class 1[2]	4.93	–1.52	—	3.14	2.35	4.93	–7.39	—	21.20

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class A, Class B, Class C and Class 1 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Net (%)	1.60	2.30	2.30	1.20	1.15
Gross (%)	1.66	4.00	3.34	1.20	1.16

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	International Growth Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B [3]	6-12-06	$11,249	$11,249	$11,036	$10,351

Class C3	6-12-06	11,228	11,228	11,036	10,351

Class I [2]	6-12-06	12,094	12,094	11,036	10,351

Class 1 [2]	6-12-06	12,120	12,120	11,036	10,351

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia and the Far East.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 From 6-12-06.
2 For certain types of investors, as described in the Fund’s Class I and Class 1 shares prospectuses.
3 No contingent deferred sales charge is applicable.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,021.50	$8.20

Class B	1,000.00	1,018.10	11.75

Class C	1,000.00	1,017.60	11.75

Class I	1,000.00	1,023.00	6.37

Class 1	1,000.00	1,023.50	5.92

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,017.10	$8.19

Class B	1,000.00	1,013.60	11.72

Class C	1,000.00	1,013.60	11.72

Class I	1,000.00	1,018.90	6.36

Class 1	1,000.00	1,019.40	5.90

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.61%, 2.31%, 2.31%, 1.25% and 1.16% for Class A, Class B, Class C, Class I and Class 1 shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 Holdings (24.4% of Net Assets on 8-31-12)[1,2]

Roche Holdings AG	5.0%	GlaxoSmithKline PLC	2.4%

Novo Nordisk A/S	3.1%	SAP AG	1.6%

British American Tobacco PLC	2.9%	Anheuser-Busch InBev NV	1.5%

Nestle SA	2.7%	Rio Tinto PLC	1.3%

Diageo PLC	2.6%	Canadian National Railway Company	1.3%

Sector Composition[1,3]

Consumer Staples	20.3%	Materials	5.2%

Health Care	19.1%	Telecommunication Services	4.6%

Industrials	13.3%	Energy	3.0%

Consumer Discretionary	12.9%	Utilities	2.7%

Financials	7.6%	Short-Term Investments & Other	4.7%

Information Technology	6.6%

Top 10 Countries[1,2,3]

United Kingdom	22.1%	Australia	3.7%

Japan	22.1%	Denmark	3.4%

Switzerland	10.5%	Canada	3.4%

Germany	6.5%	Netherlands	3.3%

France	4.5%	Sweden	2.8%

1 As a percentage of net assets on 8-31-12.

2 Cash and cash equivalents not included.
3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	International Growth Fund | Semiannual report

Fund’s investments

As of 8-31-12 (unaudited)

	Shares	Value

Common Stocks 94.7%		$135,254,598

(Cost $119,624,347)

Australia 3.7%		5,234,730

AGL Energy, Ltd.	10,422	163,551

ALS, Ltd.	13,555	115,873

Australia & New Zealand Banking Group, Ltd.	7,759	199,625

BlueScope Steel, Ltd. (I)	171,873	59,802

Coca-Cola Amatil, Ltd.	13,870	196,406

Cochlear, Ltd.	1,549	108,056

CSL, Ltd.	26,441	1,216,706

Fortescue Metals Group, Ltd. (L)	12,772	47,616

Qantas Airways, Ltd. (I)	41,408	49,372

Telstra Corp., Ltd.	218,336	870,073

Transurban Group	3	19

Wesfarmers, Ltd.	14,878	532,219

Woodside Petroleum, Ltd.	2	71

Woolworths, Ltd.	54,664	1,675,341

Belgium 2.1%		2,937,433

Ageas	4,925	109,619

Anheuser-Busch InBev NV	24,703	2,077,606

Bekaert SA	2,847	74,096

Colruyt SA (I)	5,465	259,122

Mobistar SA	3,858	122,086

Telenet Group Holding NV	1	39

UCB SA	2,262	110,882

Umicore SA (L)	3,887	183,983

Bermuda 0.1%		171,637

Lancashire Holdings, Ltd.	13,491	171,637

Canada 3.4%		4,857,360

BCE, Inc. (L)	7,600	337,846

Canadian National Railway Company	19,900	1,820,928

Canadian Pacific Railway, Ltd.	5,200	429,821

Enbridge, Inc. (L)	23,800	937,031

IGM Financial, Inc. (L)	2,700	103,837

Metro, Inc. (L)	2,300	133,602

Rogers Communications, Inc., Class B (L)	6,500	262,242

Royal Bank of Canada (L)	10,700	598,853

Saputo, Inc. (L)	3,100	130,698

Valeant Pharmaceuticals International, Inc. (I)	2,002	102,502

See notes to financial statements	Semiannual report | International Growth Fund	11

	Shares	Value
China 0.1%		$168,299

AAC Technologies Holdings, Inc.	23,500	80,355

Yangzijiang Shipbuilding Holdings, Ltd.	111,000	87,944

Denmark 3.4%		4,887,643

Coloplast A/S	1,432	285,677

Novo Nordisk A/S	27,695	4,357,791

Novozymes A/S, B shares	8,820	244,175

Finland 0.5%		683,236

Fortum OYJ	11,397	210,375

Kone OYJ	4,133	252,444

Neste Oil OYJ	5,563	63,917

Wartsila OYJ	4,877	156,500

France 4.5%		6,404,724

Air France KLM (I)(L)	7,190	36,130

Alcatel-Lucent (I)(L)	63,370	71,900

Arkema SA	1,365	116,161

Bureau Veritas SA	3,529	325,178

Carrefour SA	17,475	365,686

Casino Guichard Perrachon SA	1,683	149,314

Cie de Saint-Gobain	1,554	53,161

Cie Generale d’Optique Essilor International SA	8,051	701,859

Danone SA	4,087	254,355

Dassault Systemes SA	4,004	388,065

Eutelsat Communications	6,048	185,407

ICADE	1,054	80,049

Iliad SA	1,723	272,494

L’Oreal SA	4,900	601,546

Neopost SA	1,309	69,794

Pernod-Ricard SA	2,963	318,811

Publicis Groupe SA	3,392	175,772

Remy Cointreau SA	1,549	176,811

Renault SA	3,187	148,479

Sanofi	9,015	736,306

Sodexo	1,949	153,863

Suez Environnement Company	4,695	52,586

Technip SA	1,052	110,478

Total SA	9,834	490,031

Wendel SA	1,507	113,233

Zodiac Aerospace	2,703	257,255

Germany 5.9%		8,355,644

Adidas AG	2,112	165,048

Aixtron SE NA	1	15

Aurubis AG	2,765	149,557

BASF SE	2,770	214,973

Bayer AG	8,301	643,845

Bayerische Motoren Werke AG	1,564	113,162

Beiersdorf AG	3,919	280,625

12	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
Germany (continued)

Bilfinger Berger SE	1,611	$135,188

Continental AG	1,723	171,026

Deutsche Lufthansa AG	9,536	117,451

Deutsche Post AG	15,794	306,237

Duerr AG	1,888	124,061

Fielmann AG	1,685	153,095

Freenet AG	14,485	222,064

Fresenius SE & Company KGaA	1,484	158,167

GEA Group AG	5,965	157,442

Hannover Rueckversicherung AG	3,214	196,239

HeidelbergCement AG	3,260	164,362

Henkel AG & Company, KGaA	2,859	177,340

Hugo Boss AG	1,529	141,133

Kabel Deutschland Holding AG (I)	1,909	126,257

Lanxess AG	2,026	153,491

Leoni AG	1,496	55,956

Merck KGaA	1,325	151,469

Metro AG	6,099	183,557

MTU Aero Engines Holding AG	1,975	150,582

Muenchener Rueckversicherungs AG	3,756	556,046

SAP AG	34,833	2,295,458

SGL Carbon SE	4	154

Software AG	2,230	77,054

Stada Arzneimittel AG	3,742	105,162

Suedzucker AG	7,420	248,618

ThyssenKrupp AG	9,643	191,866

TUI AG (I)	10,526	82,199

Volkswagen AG	844	137,287

Wacker Chemie AG	770	49,420

Wincor Nixdorf AG	1	38

Hong Kong 2.5%		3,562,774

BOC Hong Kong Holdings, Ltd.	60,500	192,397

Cheung Kong Infrastructure Holdings, Ltd.	24,000	144,801

CLP Holdings, Ltd.	66,000	550,708

Esprit Holdings, Ltd.	32,800	50,484

Galaxy Entertainment Group, Ltd. (I)(L)	48,000	137,076

Hang Seng Bank, Ltd.	15,800	225,470

Hong Kong & China Gas Company, Ltd.	327,255	770,681

Hong Kong Exchanges & Clearing, Ltd.	10,800	144,150

Jardine Matheson Holdings, Ltd.	1,600	86,199

Li & Fung, Ltd. (I)	84,000	137,063

Noble Group, Ltd.	101,000	97,472

Power Assets Holdings, Ltd.	59,000	478,899

Sun Hung Kai Properties, Ltd.	15,000	194,990

The Link REIT	64,011	285,343

Xinyi Glass Holdings Company, Ltd.	146,000	67,041

See notes to financial statements	Semiannual report | International Growth Fund	13

	Shares	Value
Ireland 2.3%		$3,218,082

CRH PLC	14,807	261,100

DCC PLC	5,439	141,840

Elan Corp. PLC (I)	21,034	240,213

Experian PLC	30,086	479,875

Kerry Group PLC	10,234	490,858

Paddy Power PLC	8,422	593,619

Shire PLC	15,504	468,180

WPP PLC	41,884	542,397

Israel 0.1%		74,546

Mellanox Technologies, Ltd. (I)	631	74,546

Italy 0.3%		485,466

Assicurazioni Generali SpA	19,337	274,982

Atlantia SpA	9,232	129,433

Fiat SpA (I)	14,926	81,051

Japan 22.1%		31,589,597

ABC-MART, Inc.	2,300	96,371

Advantest Corp.	4,900	71,865

Aeon Company, Ltd. (L)	17,500	201,524

Ajinomoto Company, Inc.	16,000	244,126

Anritsu Corp. (L)	9,000	109,355

Asahi Group Holdings, Ltd.	13,800	335,231

Astellas Pharma, Inc.	16,400	802,191

Canon, Inc.	26,800	891,861

Central Japan Railway Company, Ltd.	37	322,671

Chiyoda Corp.	6,000	79,473

Chugai Pharmaceutical Company, Ltd.	12,700	253,462

Credit Saison Company, Ltd.	6,100	143,588

Daihatsu Motor Company, Ltd.	14,000	229,999

Daito Trust Construction Company, Ltd.	6,200	607,154

Dena Company, Ltd. (L)	6,500	181,892

DIC Corp.	50,000	82,776

East Japan Railway Company	5,500	369,066

Eisai Company, Ltd.	9,600	438,706

FANUC Corp.	2,200	362,349

Fast Retailing Company, Ltd.	3,000	702,744

Fuji Heavy Industries, Ltd.	21,000	169,304

Gree, Inc. (L)	5,300	88,544

Hankyu Hanshin Holdings, Inc.	12,000	68,348

Haseko Corp. (I)	83,500	52,468

Hino Motors, Ltd.	18,000	124,974

Hirose Electric Company, Ltd.	1,000	104,031

Hisamitsu Pharmaceutical Company, Inc. (L)	7,600	405,947

Honda Motor Company, Ltd.	9,900	315,430

Hoya Corp.	17,200	389,828

Idemitsu Kosan Company, Ltd.	600	48,388

IHI Corp.	40,000	86,474

Inpex Corp.	54	308,650

Isetan Mitsukoshi Holdings, Ltd.	14,100	147,617

14	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)

Isuzu Motors, Ltd.	49,000	$251,727

Ito EN, Ltd.	4,400	87,681

ITOCHU Corp.	61,300	625,002

Izumi Company, Ltd.	5,100	98,964

Japan Tobacco, Inc.	32,200	972,340

JFE Holdings, Inc.	14,200	180,887

JGC Corp.	5,000	154,721

K’s Holding Corp. (L)	4,700	134,134

Kakaku.com, Inc. (L)	3,300	117,992

Kao Corp.	20,600	623,134

KDDI Corp.	123	881,428

Keio Corp.	31,000	243,180

Keyence Corp.	2,100	554,756

Kintetsu Corp. (L)	61,000	251,144

Kobe Steel, Ltd.	82,000	63,184

Komatsu, Ltd.	10,600	210,482

Konami Corp.	6,200	143,237

Kubota Corp.	10,000	96,717

Lawson, Inc. (L)	6,100	467,339

Leopalace21 Corp. (I)(L)	35,800	116,781

Makita Corp.	2,800	96,094

Marubeni Corp.	57,000	368,048

Mazda Motor Corp. (I)	133,000	161,381

Medipal Holdings Corp.	16,000	229,336

Mitsubishi Corp.	19,200	355,597

Mitsui Engineering & Shipbuilding Company, Ltd.	38,000	41,952

Mizuho Financial Group, Inc.	150,000	242,861

Namco Bandai Holdings, Inc.	10,800	171,723

NEC Corp. (I)(L)	61,000	87,659

NET One Systems Company, Ltd.	6,474	85,946

Nidec Corp.	2,300	181,857

Nikon Corp.	11,800	327,079

Nintendo Company, Ltd.	3,900	438,616

Nippon Telegraph & Telephone Corp.	5,400	249,931

Nissan Motor Company, Ltd.	8,200	77,031

Nitori Holdings Company, Ltd.	4,350	436,192

Nitto Denko Corp.	3,800	176,688

Nomura Research Institute, Ltd.	8,300	173,761

NTT DoCoMo, Inc.	306	521,718

Odakyu Electric Railway Company, Ltd.	38,000	404,005

OJI Paper Company, Ltd.	33,000	103,794

Ono Pharmaceutical Company, Ltd.	3,000	186,551

Oracle Corp. Japan	1,600	77,565

Oriental Land Company, Ltd.	3,600	486,095

Otsuka Holdings Company, Ltd.	8,100	247,405

Panasonic Corp.	9,600	65,769

Point, Inc.	1,230	44,143

Rakuten, Inc.	15,700	151,864

See notes to financial statements	Semiannual report | International Growth Fund	15

	Shares	Value
Japan (continued)

Resona Holdings, Inc.	44,000	$172,754

Ricoh Company, Ltd. (L)	10,000	79,376

Sankyo Company, Ltd.	2,000	92,560

Sanrio Company, Ltd. (L)	3,800	131,465

Santen Pharmaceutical Company, Ltd.	6,100	266,384

Sawai Pharmaceutical Company, Ltd.	1,200	140,119

Secom Company, Ltd.	2,600	131,743

Sega Sammy Holdings, Inc.	5,000	103,799

Seven & I Holdings Company, Ltd. (L)	8,600	261,591

Seven Bank, Ltd.	38,600	106,949

Shimamura Company, Ltd.	2,300	273,272

Shimano, Inc.	4,400	317,708

Shimizu Corp.	20,000	64,145

Shin-Etsu Chemical Company, Ltd.	6,000	322,502

Shiseido Company, Ltd.	10,600	151,361

SMC Corp.	1,100	173,701

Softbank Corp.	14,500	593,186

Stanley Electric Company, Ltd.	7,400	110,016

Sumitomo Corp.	11,800	157,043

Sumitomo Metal Mining Company, Ltd.	7,000	72,593

Sumitomo Mitsui Financial Group, Inc.	10,500	326,459

Sumitomo Rubber Industries, Ltd.	12,100	148,641

Suzuken Company, Ltd.	2,600	88,208

Sysmex Corp.	4,300	197,773

Takeda Pharmaceutical Company, Ltd.	11,700	549,488

Terumo Corp.	8,700	387,189

The Shizuoka Bank, Ltd.	11,000	114,577

Tobu Railway Company, Ltd.	45,000	250,752

Tokyu Corp.	39,000	192,207

Toray Industries, Inc.	37,000	227,036

Toshiba Corp.	23,000	74,086

Toyo Suisan Kaisha, Ltd.	6,000	149,164

Toyota Motor Corp.	43,000	1,709,959

Toyota Tsusho Corp.	8,900	182,787

Trend Micro, Inc.	8,900	248,299

Tsumura & Company, Ltd.	6,500	200,879

Unicharm Corp.	6,800	395,590

USS Company, Ltd.	2,050	220,487

West Japan Railway Company	4,800	210,273

Yahoo! Japan Corp.	992	342,718

Yamada Denki Company, Ltd.	5,040	243,545

Yamato Kogyo Company, Ltd.	3,500	105,315

Jersey, C.I. 0.1%		199,294

Randgold Resources, Ltd.	1,953	199,294

Luxembourg 0.4%		531,600

Millicom International Cellular SA, ADR	2,855	245,432

SES SA	11,134	286,168

16	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
Macau 0.2%		$310,922

Sands China, Ltd.	87,600	310,922

Netherlands 3.3%		4,744,639

ASML Holding NV	20,055	1,133,426

European Aeronautic Defence & Space Company NV	16,170	615,848

Gemalto NV (L)	3,625	287,066

Koninklijke (Royal) KPN NV	37,141	318,060

Koninklijke Ahold NV	23,284	287,821

Koninklijke Vopak NV (I)	2,320	148,591

Randstad Holdings NV	2,919	94,776

Reed Elsevier NV	10,204	133,045

Royal Dutch Shell PLC, B Shares	3,721	134,269

Unilever NV	45,686	1,591,737

New Zealand 0.1%		189,973

Telecom Corp. of New Zealand, Ltd.	96,004	189,973

Norway 0.6%		854,504

Marine Harvest ASA (I)	112,704	87,261

Seadrill, Ltd.	5,992	246,338

Statoil ASA	4,158	106,739

Telenor ASA	6,987	127,662

TGS-NOPEC Geophysical Company ASA	2,363	69,039

Yara International ASA	4,445	217,465

Singapore 2.2%		3,203,930

Ezra Holdings, Ltd. (I)	87,000	75,186

Golden Agri-Resources, Ltd.	547,000	312,540

Hyflux, Ltd. (L)	74,500	81,402

Keppel Corp., Ltd.	18,400	165,439

Oversea-Chinese Banking Corp., Ltd.	6	45

Sakari Resources, Ltd.	31,000	46,653

SembCorp Industries, Ltd.	51,000	231,548

Singapore Airport Terminal Services, Ltd.	60,000	125,720

Singapore Exchange, Ltd.	44,000	248,842

Singapore Press Holdings, Ltd.	116,000	369,606

Singapore Technologies Engineering, Ltd.	127,000	347,769

Singapore Telecommunications, Ltd.	241,000	655,900

SMRT Corp., Ltd.	74,000	98,584

StarHub, Ltd.	66,000	191,329

United Overseas Bank, Ltd.	9,000	138,026

Wilmar International, Ltd.	25,000	62,891

Yanlord Land Group, Ltd. (I)	56,000	52,450

Spain 1.4%		1,961,576

Enagas SA	7,582	140,554

Iberdrola SA (L)	66,400	262,649

Inditex SA	8,398	931,554

Red Electrica Corp. SA	4,151	179,462

Repsol SA	24,377	447,357

See notes to financial statements	Semiannual report | International Growth Fund	17

	Shares	Value
Sweden 2.8%		$4,023,596

Assa Abloy AB, Series B	8,115	247,674

Atlas Copco AB, Series A	7,610	169,750

Atlas Copco AB, Series B	4,204	83,043

Electrolux AB, Series B	3,126	75,461

Elekta AB, Series B (L)	4,078	207,635

Getinge AB, Series B	4,935	146,850

Hennes & Mauritz AB, B Shares	36,149	1,305,153

Investor AB, B Shares	6,470	133,784

Kinnevik Investment AB	8,982	181,309

Lundin Petroleum AB (I)	6,267	141,097

Scania AB, Series B	12,191	209,317

Svenska Handelsbanken AB, Series A	13,283	461,993

Swedbank AB, Class A	19,841	347,194

Swedish Match AB	5,370	222,997

Volvo AB, Series B	7,151	90,339

Switzerland 10.5%		14,972,032

Actelion, Ltd.	4,718	222,712

Cie Financiere Richemont SA	3,005	183,897

Geberit AG	1,284	270,291

Kuehne & Nagel International AG	736	83,646

Nestle SA	62,336	3,873,328

Nobel Biocare Holding AG	1	9

Novartis AG	16,954	998,501

Partners Group Holding AG	291	56,022

Roche Holdings AG	39,440	7,175,478

SGS SA	170	342,595

Sonova Holding AG	891	82,533

Straumann Holding AG	371	44,048

Swiss Re, Ltd.	5,571	348,859

Swisscom AG	338	135,678

Syngenta AG	571	192,305

The Swatch Group AG	259	105,827

Wolseley PLC	9,799	394,997

Xstrata PLC	8,816	132,819

Zurich Insurance Group AG	1,368	328,487

United Kingdom 22.1%		31,631,361

Aberdeen Asset Management PLC	46,622	205,930

Admiral Group PLC	15,291	288,096

Aegis Group PLC	33,555	126,301

Aggreko PLC	21,692	811,102

AMEC PLC	10,991	193,005

Anglo American PLC	9,957	276,946

Ashmore Group PLC	29,107	151,659

Ashtead Group PLC	14,642	65,711

ASOS PLC (I)	3,058	88,557

Associated British Foods PLC (I)	5,923	124,380

AstraZeneca PLC	16,707	778,132

Babcock International Group PLC	13,140	195,416

18	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
United Kingdom (continued)

BAE Systems PLC	23,271	$117,438

Balfour Beatty PLC	25,151	111,727

BG Group PLC	22,690	462,803

BHP Billiton PLC	16,284	473,496

British American Tobacco PLC	78,428	4,105,939

British Sky Broadcasting Group PLC	29,243	352,855

BT Group PLC	93,208	322,184

Bunzl PLC	25,847	460,569

Burberry Group PLC	13,429	287,714

Capita PLC	22,566	258,824

Chemring Group PLC	13,664	71,241

Cobham PLC	83,462	290,086

Compass Group PLC	11,723	132,037

Croda International PLC	9,580	358,598

Debenhams PLC	52,072	79,661

Diageo PLC	136,151	3,724,554

Drax Group PLC	24,417	180,739

easyJet PLC	7,416	62,346

Eurasian Natural Resources Corp.	10,669	51,199

GlaxoSmithKline PLC	153,635	3,473,882

HSBC Holdings PLC	46,386	404,083

ICAP PLC	10,071	50,685

IG Group Holdings PLC	40,066	274,014

IMI PLC	8,803	120,090

Intercontinental Hotels Group PLC	11,940	303,577

Intertek Group PLC	7,292	325,393

ITV PLC	116,714	153,977

John Wood Group PLC	16,797	218,262

Johnson Matthey PLC	7,358	280,738

Kazakhmys PLC	7,532	70,631

Lloyds Banking Group PLC (I)	1,744,428	918,590

Man Group PLC	56,857	64,356

Marks & Spencer Group PLC	33,207	188,755

Micro Focus International PLC	14,058	121,088

National Grid PLC	27,687	300,249

Next PLC	13,755	781,009

Old Mutual PLC	86,730	229,101

Pennon Group PLC	6,973	81,561

Petrofac, Ltd.	7,918	188,349

Playtech, Ltd.	11,497	70,647

Prudential PLC	44,862	561,078

Reckitt Benckiser Group PLC	17,292	977,754

Reed Elsevier PLC	16,670	156,384

Resolution, Ltd.	32,244	110,551

Rexam PLC	25,772	173,121

Rightmove PLC	10,974	279,558

Rio Tinto PLC	42,562	1,861,818

Rolls-Royce Holdings PLC	59,447	773,313

See notes to financial statements	Semiannual report | International Growth Fund	19

		Shares	Value
United Kingdom (continued)

SABMiller PLC		10,728	$472,704

Smith & Nephew PLC		29,528	312,383

Smiths Group PLC		12,591	209,032

Spectris PLC		7,253	199,280

SSE PLC		11,285	245,183

Tate & Lyle PLC		25,435	264,614

Telecity Group PLC		12,870	177,870

Tesco PLC		58,501	312,740

The Sage Group PLC		37,572	176,653

Tullett Prebon PLC		18,108	83,317

Whitbread PLC		2,339	78,945

William Hill PLC		48,651	231,618

WM Morrison Supermarkets PLC		32,701	145,163

Preferred Securities 0.6%			$897,428

(Cost $880,785)

Germany 0.6%			897,428

Bayerische Motoren Werke AG		2,286	114,565

Henkel AG & Company KGaA		4,810	363,196

Porsche Automobil Holding SE		2,228	114,981

Volkswagen AG		1,729	304,686

Warrants (I) 0.0%			$586
(Cost $5,399)

Canada 0.0%			586

Kinross Gold Corp. (Expiration Date: 9-17-14,
Strike Price: $21.30) (I)		1,133	586

Escrow Shares 0.0%			$0

(Cost $0)

Austria 0.0%			0

Immofinanz AG (I)(L)		49,581	0

	Yield	Shares	Value

Securities Lending Collateral 3.8%			$5,422,549

(Cost $5,421,713)
John Hancock Collateral Investment Trust (W)	0.3443% (Y)	541,816	5,422,549

20	International Growth Fund | Semiannual report	See notes to financial statements

	Yield	Shares	Value

Short-Term Investments 3.5%			$5,045,891

(Cost $5,045,891)

Money Market Funds 3.5%			5,045,891

State Street Institutional Treasury Money
Market Fund	0.0000% (Y)	5,045,891	5,045,891

Total investments (Cost $130,978,135)† 102.6%			$146,621,052

Other assets and liabilities, net (2.6%)			($3,704,884)

Total net assets 100.0%			$142,916,168

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 8-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $131,657,761. Net unrealized appreciation aggregated $14,963,291, of which $20,530,840 related to appreciated investment securities and $5,567,549 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 8-31-12:

Consumer Staples	20.3%
Health Care	19.1%
Industrials	13.3%
Consumer Discretionary	12.9%
Financials	7.6%
Information Technology	6.6%
Materials	5.2%
Telecommunication Services	4.6%
Energy	3.0%
Utilities	2.7%
Short-Term Investments & Other	4.7%

See notes to financial statements	Semiannual report | International Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $125,556,422) including
$5,160,506 of securities loaned	$141,198,503
Investments in affiliated issuers, at value (Cost $5,421,713)	5,422,549

Total investments, at value (Cost $130,978,135)	146,621,052
Foreign currency, at value (Cost $77,455)	77,738
Cash held at broker for futures contracts	643,640
Receivable for fund shares sold	882,627
Receivable for forward foreign currency exchange contracts	67,546
Dividends and interest receivable	714,831
Receivable for securities lending income	5,322
Receivable for futures variation margin	23,605
Receivable due from adviser	179
Other receivables and prepaid expenses	43,401

Total assets	149,079,941

Liabilities

Due to custodian	45,027
Payable for forward foreign currency exchange contracts	111,420
Payable for fund shares repurchased	475,783
Payable upon return of securities loaned	5,425,308
Payable to affiliates
Accounting and legal services fees	5,644
Transfer agent fees	17,086
Trustees’ fees	3,411
Other liabilities and accrued expenses	80,094

Total liabilities	6,163,773

Net assets

Paid-in capital	$119,713,819
Undistributed net investment income	2,686,606
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	4,667,040
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	15,848,703

Net assets	$142,916,168

22	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($61,436,774 ÷ 3,010,411 shares)	$20.41
Class B ($1,021,551 ÷ 50,334 shares)[1]	$20.30
Class C ($1,639,454 ÷ 80,917 shares)[1]	$20.26
Class I ($69,817,408 ÷ 3,410,311 shares)	$20.47
Class 1 ($9,000,981 ÷ 439,767 shares)	$20.47

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$21.48

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,694,557
Securities lending	89,985
Interest	10
Less foreign taxes withheld	(306,896)

Total investment income	3,477,656

Expenses

Investment management fees	747,712
Distribution and service fees	96,094
Accounting and legal services fees	15,606
Transfer agent fees	109,432
Trustees’ fees	7,293
State registration fees	38,032
Printing and postage	7,666
Professional fees	30,710
Custodian fees	107,816
Registration and filing fees	11,424
Other	11,318

Total expenses	1,183,103
Less expense reductions	(50,733)

Net expenses	1,132,370

Net investment income	2,345,286

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	8,582,448
Investments in affiliated issuers	20
Futures contracts	135,225
Foreign currency transactions	(45,486)
8,672,207
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(8,037,587)
Investments in affiliated issuers	(1,134)
Futures contracts	(229,363)
Translation of assets and liabilities in foreign currencies	62,657
(8,205,427)
Net realized and unrealized gain	466,780

Increase in net assets from operations	$2,812,066

24	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-12	ended
	(Unaudited)	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$2,345,286	$4,479,341
Net realized gain (loss)	8,672,207	(1,856,288)
Change in net unrealized appreciation (depreciation)	(8,205,427)	(15,386,119)

Increase (decrease) in net assets resulting from operations	2,812,066	(12,763,066)

Distributions to shareholders
From net investment income
Class A	—	(431,740)
Class B	—	(2,245)
Class C	—	(4,082)
Class I	—	(2,612,306)
Class 1	—	(126,750)

Total distributions	—	(3,177,123)

From Fund share transactions	(82,479,648)	(19,513,581)

Total decrease	(79,667,582)	(35,453,770)

Net assets

Beginning of period	222,583,750	258,037,520

End of period	$142,916,168	$222,583,750

Undistributed net investment income	$2,686,606	$341,320

See notes to financial statements	Semiannual report | International Growth Fund	25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$19.98	$20.99	$17.36	$12.46	$22.86	$23.94
Net investment income[2]	0.23	0.30	0.13	0.14	0.31	0.26
Net realized and unrealized gain (loss)
on investments	0.20	(1.12)	3.61	4.86	(10.31)	0.53
Total from investment operations	0.43	(0.82)	3.74	5.00	(10.00)	0.79
Less distributions
From net investment income	—	(0.19)	(0.11)	(0.10)	(0.40)	(0.18)
From net realized gain	—	—	—	—	—	(1.69)
Total distributions	—	(0.19)	(0.11)	(0.10)	(0.40)	(1.87)
Net asset value, end of period	$20.41	$19.98	$20.99	$17.36	$12.46	$22.86
Total return (%)[3,4]	2.15[5]	(3.80)	21.58	40.07	(44.00)	2.85

Ratios and supplemental data

Net assets, end of period (in millions)	$61	$49	$45	$23	$13	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69[6]	1.66	1.60	1.68[7]	1.94	2.21
Expenses net of fee waivers	1.61[6]	1.59	1.60	1.64[7]	1.62	1.56
Expenses net of fee waivers and credits	1.61[6]	1.59	1.60	1.63[7]	1.62	1.56
Net investment income	2.28[6]	1.50	0.69	0.86	1.59	1.02
Portfolio turnover (%)	28	55	48	37	59	97

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

26	International Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$19.94	$20.93	$17.36	$12.48	$22.81	$23.91
Net investment income (loss)[2]	0.16	0.12	0.01	0.05	0.15	(0.01)
Net realized and unrealized gain (loss)
on investments	0.20	(1.06)	3.56	4.83	(10.25)	0.60
Total from investment operations	0.36	(0.94)	3.57	4.88	(10.10)	0.59
Less distributions
From net investment income	—	(0.05)	—	—	(0.23)	—
From net realized gain	—	—	—	—	—	(1.69)
Total distributions	—	(0.05)	—	—	(0.23)	(1.69)
Net asset value, end of period	$20.30	$19.94	$20.93	$17.36	$12.48	$22.81
Total return (%)[3,4]	1.81[5]	(4.47)	20.56	39.10	(44.43)	2.03

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.16[6]	4.00	4.24	4.83[7]	4.68	4.62
Expenses net of fee waivers	2.31[6]	2.33	2.40	2.44[7]	2.65	2.41
Expenses net of fee waivers and credits	2.31[6]	2.33	2.40	2.40[7]	2.40	2.40
Net investment income (loss)	1.66[6]	0.63	0.04	0.29	0.80	(0.03)
Portfolio turnover (%)	28	55	48	37	59	97

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$19.91	$20.91	$17.34	$12.47	$22.79	$23.90
Net investment income (loss)[2]	0.17	0.10	0.01	(0.01)	0.20	0.05
Net realized and unrealized gain (loss)
on investments	0.18	(1.05)	3.56	4.88	(10.29)	0.53
Total from investment operations	0.35	(0.95)	3.57	4.87	(10.09)	0.58
Less distributions
From net investment income	—	(0.05)	—	—	(0.23)	—
From net realized gain	—	—	—	—	—	(1.69)
Total distributions	—	(0.05)	—	—	(0.23)	(1.69)
Net asset value, end of period	$20.26	$19.91	$20.91	$17.34	$12.47	$22.79
Total return (%)[3,4]	1.76[5]	(4.52)	20.59	39.05	(44.43)	1.99

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$1	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.47[6]	3.34	3.45	3.95[7]	3.81	3.73
Expenses net of fee waivers	2.31[6]	2.33	2.40	2.41[7]	2.42	2.40
Expenses net of fee waivers and credits	2.31[6]	2.33	2.40	2.40[7]	2.40	2.40
Net investment income (loss)	1.68[6]	0.52	0.03	(0.06)	1.03	0.21
Portfolio turnover (%)	28	55	48	37	59	97

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Growth Fund	27

CLASS I SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.01	$21.04	$17.40	$12.48	$22.90	$23.97
Net investment income[2]	0.32	0.37	0.23	0.14	0.18	0.36
Net realized and unrealized gain (loss)
on investments	0.14	(1.12)	3.60	4.95	(10.12)	0.54
Total from investment operations	0.46	(0.75)	3.83	5.09	(9.94)	0.90
Less distributions
From net investment income	—	(0.28)	(0.19)	(0.17)	(0.48)	(0.28)
From net realized gain	—	—	—	—	—	(1.69)
Total distributions	—	(0.28)	(0.19)	(0.17)	(0.48)	(1.97)
Net asset value, end of period	$20.47	$20.01	$21.04	$17.40	$12.48	$22.90
Total return (%)[3]	2.30[4]	(3.42)	22.08	40.76	(43.74)	3.27

Ratios and supplemental data

Net assets, end of period (in millions)	$70	$162	$204	$134	$23	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.27[5]	1.20	1.14	1.23[6]	1.67	5.07
Expenses net of fee waivers	1.25[5]	1.20	1.14	1.21[6]	1.20	1.20
Expenses net of fee waivers and credits	1.25[5]	1.20	1.14	1.21[6]	1.20	1.20
Net investment income	3.21[5]	1.88	1.21	0.84	1.16	1.43
Portfolio turnover (%)	28	55	48	37	59	97

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

CLASS 1 SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$20.00	$21.02	$17.38	$12.47	$22.89	$23.97
Net investment income[2]	0.28	0.36	0.23	0.20	0.36	0.29
Net realized and unrealized gain (loss)
on investments	0.19	(1.09)	3.60	4.89	(10.29)	0.61
Total from investment operations	0.47	(0.73)	3.83	5.09	(9.93)	0.90
Less distributions
From net investment income	—	(0.29)	(0.19)	(0.18)	(0.49)	(0.29)
From net realized gain	—	—	—	—	—	(1.69)
Total distributions	—	(0.29)	(0.19)	(0.18)	(0.49)	(1.98)
Net asset value, end of period	$20.47	$20.00	$21.02	$17.38	$12.47	$22.89
Total return (%)[3]	2.35[4]	(3.33)	22.11	40.73	(43.72)	3.28

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$9	$8	$5	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.19[5]	1.16	1.13	1.24[6]	1.51	1.83
Expenses net of fee waivers	1.16[5]	1.14	1.13	1.19[6]	1.15	1.15
Expenses net of all fee waivers and credits	1.16[5]	1.14	1.13	1.19[6]	1.15	1.15
Net investment income	2.84[5]	1.83	1.21	1.23	1.94	1.14
Portfolio turnover (%)	28	55	48	37	59	97

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

28	International Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Semiannual report | International Growth Fund	29

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$5,234,730	—	$5,234,730	—
Belgium	2,937,433	—	2,937,433	—
Bermuda	171,637	—	171,637	—
Canada	4,857,360	$4,857,360	—	—
China	168,299	—	168,299	—
Denmark	4,887,643	—	4,887,643	—
Finland	683,236	—	683,236	—
France	6,404,724	—	6,404,724	—
Germany	8,355,644	—	8,355,644	—
Hong Kong	3,562,774	—	3,562,774	—
Ireland	3,218,082	—	3,218,082	—
Israel	74,546	—	74,546	—
Italy	485,466	—	485,466	—
Japan	31,589,597	—	31,589,597	—
Jersey, C.I.	199,294	—	199,294	—
Luxembourg	531,600	—	531,600	—
Macau	310,922	—	310,922	—
Netherlands	4,744,639	—	4,744,639	—
New Zealand	189,973	—	189,973	—
Norway	854,504	—	854,504	—
Singapore	3,203,930	—	3,203,930	—
Spain	1,961,576	—	1,961,576	—
Sweden	4,023,596	—	4,023,596	—
Switzerland	14,972,032	—	14,972,032	—
United Kingdom	31,631,361	—	31,631,361	—
Preferred Securities	897,428	—	897,428	—
Warrants	586	586	—	—
Securities Lending
Collateral	5,422,549	5,422,549	—	—
Short-Term
Investments	5,045,891	5,045,891	—	—

Total Investments
in Securities	$146,621,052	$15,326,386	$131,294,666	—

30	International Growth Fund | Semiannual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Other Financial
Instruments:

Futures	$263,742	$262,304	$1,438	—
Forward foreign
currency contracts	($43,874)	—	($43,874)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is, net of withholding taxes, recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, which has a floating net asset value (NAV) and invests in short term investments as part of the securities lending program, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral and through securities lending provider indemnification, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value or possible loss of rights in the collateral should the borrower fail financially. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly

Semiannual report | International Growth Fund	31

authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations.

During the six months ended August 31, 2012, the average daily loan balance for which loans were outstanding amounted to $33,857,113 and the weighted average interest rate was 1.07%. Interest expense includes $6,952 paid under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 29, 2012 the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale deferrals and derivative transactions.

32	International Growth Fund | Semiannual report

New accounting pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

The Fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the Fund is held by the custodian bank for the benefit of the Fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the Fund is held in a segregated account at the Fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. As of August 31, 2012, no collateral was posted by the Fund for the benefit of counterparties to over-the-counter derivatives transactions.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets of liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended August 31, 2012, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at August 31, 2012. During the six months ended August 31, 2012, the Fund held futures contracts with USD notional values ranging from $11.9 million to $73.3 million as measured at each quarter end.

Semiannual report | International Growth Fund	33

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE	(DEPRECIATION)

CAC 40 Index Futures	30	Long	Sept 2012	1,021,650	($12,524)
TOPIX Index Futures	9	Long	Sept 2012	66,015,484	(23,021)
DAX Index Futures	17	Long	Sept 2012	2,962,037	407,294
FTSE 100 Index	9	Long	Sept 2012	513,450	24,458
Futures
S&P TSE 60 Index	16	Short	Sept 2012	(2,184,640)	(96,809)
Futures
ASX SPI 200 Index	6	Short	Sept 2012	(646,200)	(35,656)
Futures
Total					$263,742

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended August 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2012. During the six months ended August 31, 2012, the Fund held forward foreign currency contracts with USD notional values ranging from $32.4 million to $78.2 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	1,390,101	$1,453,809	Mellon Bank N.A.	10-19-12	($23,531)
EUR	460,057	573,719	Bank of America N.A.	10-19-12	5,213
EUR	785,679	977,110	Brown Brothers Harriman &	10-19-12	11,582
			Company
EUR	532,371	663,569	Deutsche Bank AG	10-19-12	6,363
EUR	877,107	1,093,095	JPMorgan Chase Bank	10-19-12	10,648
EUR	614,621	767,692	Morgan Stanley & Company	10-19-12	5,741
			International PLC
EUR	103,477	128,772	Royal Bank of Scotland PLC	10-19-12	1,443
HKD	1,568,287	202,202	Bank of America N.A.	10-19-12	26
HKD	6,988,911	901,129	Barclays Bank PLC	10-19-12	80
HKD	24,078,896	3,104,591	Brown Brothers Harriman &	10-19-12	343
			Company
HKD	4,697,105	605,622	Mellon Bank N.A.	10-19-12	62

34	International Growth Fund | Semiannual report

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
HKD	5,097,061	$657,173	Morgan Stanley & Company	10-19-12	$85
			International PLC
HKD	3,047,597	392,952	State Street Bank & Trust	10-19-12	30
			Company
GBP	918,163	1,448,196	Bank of America N.A.	10-19-12	9,483
GBP	94,291	148,725	Barclays Bank PLC	10-19-12	972
GBP	325,658	514,468	Morgan Stanley & Company	10-19-12	2,547
			International PLC
GBP	103,156	162,603	Royal Bank of Scotland PLC	10-19-12	1,167
SGD	568,341	454,982	Bank of America N.A.	10-19-12	964
SGD	922,641	738,742	Barclays Bank PLC	10-19-12	1,437
SGD	852,564	681,751	Brown Brothers Harriman &	10-19-12	2,210
			Company
SGD	751,694	601,866	Mellon Bank N.A.	10-19-12	1,173
SGD	1,400,398	1,120,812	Morgan Stanley & Company	10-19-12	2,644
			International PLC
SGD	751,694	601,608	Royal Bank of Scotland PLC	10-19-12	1,431
SGD	751,694	601,923	State Street Bank & Trust	10-19-12	1,115
			Company
Total		$18,597,111			$43,228

Sells
CAD	1,629,799	$1,652,151	Bank of America N.A.	10-19-12	$331
CAD	488,456	495,075	Barclays Bank PLC	10-19-12	19
CAD	933,979	946,827	Morgan Stanley & Company	10-19-12	229
			International PLC
CAD	1,177,436	1,192,668	Royal Bank of Scotland PLC	10-19-12	(677)
CAD	177,998	180,611	State Street Bank & Trust	10-19-12	208
			Company
JPY	34,133,230	429,657	JPMorgan Chase Bank	10-19-12	(6,460)
JPY	3,635,083	45,766	Royal Bank of Scotland PLC	10-19-12	(679)
NOK	1,754,214	297,735	JPMorgan Chase Bank	10-19-12	(4,468)
NOK	1,673,672	284,318	Morgan Stanley & Company	10-19-12	(4,009)
			International PLC
SEK	1,229,350	184,500	Brown Brothers Harriman &	10-19-12	(822)
			Company
SEK	8,092,918	1,216,497	Deutsche Bank AG	10-19-12	(3,491)
SEK	1,526,946	229,418	Mellon Bank N.A.	10-19-12	(766)
CHF	1,273,534	1,322,767	Barclays Bank PLC	10-19-12	(12,230)
CHF	749,562	776,165	Brown Brothers Harriman &	10-19-12	(9,572)
			Company
CHF	1,226,249	1,273,379	JPMorgan Chase Bank	10-19-12	(12,051)
CHF	158,000	164,288	Morgan Stanley & Company	10-19-12	(1,338)
			International PLC
CHF	2,129,741	2,208,475	Royal Bank of Scotland PLC	10-19-12	(24,051)
CHF	856,284	890,335	State Street Bank & Trust	10-19-12	(7,275)
			Company

Total		$13,790,632			($87,102)

Semiannual report | International Growth Fund	35

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSET AND	INSTRUMENT	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable/Payable	Future	$431,752†	($168,010)†
for futures

Foreign exchange	Receivable/Payable for	Forward foreign	67,546	(111,420)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Total			$499,298	($279,430)

† Reflects cumulative appreciation/depreciation of futures as disclosed above. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2012:

	STATEMENT OF		FOREIGN
	OPERATIONS	FUTURES	CURRENCY
RISK	LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized	$135,225	—	$135,225
	gain (loss)
Foreign exchange	Net realized	—	($9,776)	($9,776)
contracts	gain (loss)
Total		$135,225	($9,776)	$125,449

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

36	International Growth Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2012:

			TRANSLATION OF
			ASSETS AND
			LIABILITIES IN
		FUTURES	FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Change in unrealized	($229,363)	—	($229,363)
	appreciation (depreciation)
Foreign exchange	Change in unrealized	—	$81,542	81,542
contracts	appreciation (depreciation)
Total		($229,363)	$81,542	($147,821)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000; and (f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest expense, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the Fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $21,671, $9,050, $9,326, $9,264 and $1,422 for Class A, Class B, Class C, Class I and Class 1 shares, respectively, for the six months ended August 31, 2012.

Semiannual report | International Growth Fund	37

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2012 were equivalent to the net annual effective rate of 0.85% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $30,953 for the six months ended August 31, 2012. Of this amount, $5,369 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $25,451 was paid as sales commissions to broker-dealers and $133 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2012, CDSCs received by the Distributor amounted to $2,261 and $226 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

38	International Growth Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$81,002	$52,276	$10,783	$3,423

Class B	4,882	942	8,552	373
Class C	8,000	1,539	8,727	402
Class I	—	54,675	9,970	3,468
Class 1	2,210	—	—	—
Total	$96,094	$109,432	$38,032	$7,666

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2012 and the year ended February 29, 2012 were as follows:

	Six months ended 8-31-12		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	709,888	$13,993,178	1,620,299	$32,324,292
Distributions reinvested	—	—	23,931	428,365
Repurchased	(171,055)	(3,381,289)	(1,304,021)	(27,324,773)

Net increase	538,833	$10,611,889	340,209	$5,427,884

Class B shares

Sold	7,412	$147,740	25,355	$511,368
Distributions reinvested	—	—	117	2,099
Repurchased	(5,871)	(115,715)	(14,555)	(291,119)

Net increase	1,541	$32,025	10,917	$222,348

Class C shares

Sold	8,553	$168,900	41,214	$820,514
Distributions reinvested	—	—	185	3,306
Repurchased	(9,186)	(181,413)	(13,390)	(262,293)

Net increase (decrease)	(633)	($12,513)	28,009	$561,527

Class I shares

Sold	173,408	$3,402,378	2,600,769	$52,660,106
Distributions reinvested	—	—	2,431	43,561
Repurchased	(4,836,034)	(96,270,265)	(4,208,665)	(80,252,057)

Net decrease	(4,662,626)	($92,867,887)	(1,605,465)	($27,548,390)

Class 1 shares

Sold	56,996	$1,128,055	218,296	$4,496,153
Distributions reinvested	—	—	7,081	126,750
Repurchased	(69,546)	(1,371,217)	(141,980)	(2,799,853)
Net increase (decrease)	(12,550)	($243,162)	83,397	$1,823,050

Net decrease	(4,135,435)	($82,479,648)	(1,142,933)	($19,513,581)

Semiannual report | International Growth Fund	39

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $43,813,595 and $123,264,199, respectively, for the six months ended August 31, 2012.

40	International Growth Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and GMO, LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

Semiannual report | International Growth Fund	41

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

42	International Growth Fund | Semiannual report

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Growth Fund Class A Shares	–8.61%	7.81%	–2.61%	–0.11%
Intl Large-Cap Growth Category Average	–12.96%	9.23%	–2.92%	–0.49%
MSCI EAFE GD Index	–11.73%	8.16%	–4.26%	–1.44%

The Board noted that the Fund’s performance compared favorably to the Category’s average performance and the benchmark index’s performance for all periods shown, other than the three-year period over which the Fund underperformed its Category’s average performance and its benchmark index’s performance.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees

Semiannual report | International Growth Fund	43

(e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was five basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND – CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.90%	0.85%
Gross Expense Ratio	1.59%	1.58%
Net Expense Ratio	1.57%	1.50%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.60% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also

44	International Growth Fund | Semiannual report

considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | International Growth Fund	45

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Grantham, Mayo, Van Otterloo & Co. LLC
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

46	International Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	87SA 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock
MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Semiannual Report
8.31.12

A look at performance

Total returns for the period ended August 31, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since					Since
	1-year	5-year	10-year	inception [1]	6-months	1-year	5-year	10-year	inception [1]

Class A	–8.05	–5.53	—	–3.82	–10.45	–8.05	–24.76	—	–19.83

Class B	–8.58	–5.55	—	–3.78	–10.75	–8.58	–24.86	—	–19.63

Class C	–4.75	–5.21	—	–3.61	–6.86	–4.75	–23.48	—	–18.81

Class I2	–2.77	–4.13	—	–2.51	–5.48	–2.77	–19.02	—	–13.43

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13. Had the fee waivers and expense limitations not been in place gross expenses would apply. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.61	2.31	2.31	1.25
Gross (%)	2.26	3.46	3.04	7.56

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	International Allocation Portfolio | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	12-29-06	$8,108	$8,037	$8,639

Class C3	12-29-06	8,119	8,119	8,639

Class I [2]	12-29-06	8,657	8,657	8,639

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 From 12-29-06.

2 For certain types of investors, as described in the Portfolio’s prospectus.

3 No contingent deferred sales charge is applicable.

Semiannual report | International Allocation Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Portfolio, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Portfolio’s actual ongoing operating expenses, and is based on the Portfolio’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1,2]

Class A	$1,000.00	$942.40	$3.08

Class B	1,000.00	939.50	6.50

Class C	1,000.00	940.80	6.51

Class I	1,000.00	945.20	1.32

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Allocation Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Portfolio’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1,2]

Class A	$1,000.00	$1,022.00	$3.21

Class B	1,000.00	1,018.50	6.77

Class C	1,000.00	1,018.50	6.77

Class I	1,000.00	1,023.80	1.38

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2 The Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held were 0.86% to 1.34%.

Semiannual report | International Allocation Portfolio	9

Portfolio summary

1 As a percentage of net assets on 8-31-12.

10	International Allocation Portfolio | Semiannual report

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisers

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)

Dimensional Fund Advisors, Inc.	(DFA)

Franklin Mutual Advisors, Franklin Templeton Investment Corp.,
Templeton Investment Counsel, Inc.	(Franklin)

Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)

Invesco Advisers, Inc.	(Invesco)

John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

As of 8-31-12 (unaudited)

	Shares	Value

Affiliated Investment Companies 99.5%		$14,801,455

(Cost $14,090,846)

EQUITY 99.5%		14,801,455

International Large Cap 74.0%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	223,236	2,431,041

International Opportunities, Class NAV (Invesco) (I)	96,142	1,200,808

International Value, Class NAV (Franklin)	289,897	3,751,262

John Hancock Funds III (G)
International Core, Class NAV (GMO)	134,755	3,627,609

Emerging Markets 18.8%

John Hancock Funds II (G)
China Emerging Leaders, Class NAV (Atlantis) (I)	39,335	372,501

Emerging Markets, Class NAV (DFA)	188,054	1,807,204

John Hancock Investment Trust (G)
Greater China Opportunities, Class NAV (John Hancock) (A)	36,858	617,747

International Small Cap 6.7%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	130,867	993,283

See notes to financial statements	Semiannual report | International Allocation Portfolio	11

	Shares	Value

Unaffiliated Investment Companies 0.5%		$69,217

(Cost $80,839)

EQUITY 0.5%		69,217
WisdomTree Japan Hedged Equity Fund	2,210	69,217

Total investments (Cost $14,171,685)† 100.0%		$14,870,672

Other assets and liabilities, net 0.0%		$3,670

Total net assets 100.0%		$14,874,342

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

(I) Non-income producing.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $16,307,898. Net unrealized depreciation aggregated $1,437,226, of which $0 related to appreciated investment securities.

12	International Allocation Portfolio | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12 (unaudited)

This Statement of assets and liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $80,839)	$69,217
Investments in affiliated funds, at value (Cost $14,090,846)	14,801,455

Total investments, at value (Cost $14,171,685)	14,870,672
Cash	20,210
Receivable for fund shares sold	20,048
Receivable due from adviser	1,990
Other receivables and prepaid expenses	21,050

Total assets	14,933,970

Liabilities

Payable for investments purchased	6,264
Payable for fund shares repurchased	12,203
Payable to affiliates
Accounting and legal services fees	531
Transfer agent fees	2,467
Trustees’ fees	684
Other liabilities and accrued expenses	37,479

Total liabilities	59,628

Net assets

Paid-in capital	$30,268,603
Undistributed net investment income	69,251
Accumulated net realized gain (loss) on investments	(16,162,499)
Net unrealized appreciation (depreciation) on investments	698,987

Net assets	$14,874,342

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($7,685,538 ÷ 1,067,051 shares)	$7.20
Class B ($2,210,307 ÷ 309,449 shares)[1]	$7.14
Class C ($4,444,196 ÷ 621,763 shares)[1]	$7.15
Class I ($534,301 ÷ 73,734 shares)	$7.25

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.58

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Allocation Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-12
(unaudited)

This Statement of operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$698

Expenses

Investment management fees	5,478
Distribution and service fees	47,701
Accounting and legal services fees	1,603
Transfer agent fees	14,617
Trustees’ fees	528
State registration fees	34,975
Printing and postage	6,207
Professional fees	26,276
Custodian fees	6,093
Registration and filing fees	14,963
Other	1,561

Total expenses	160,002
Less expense reductions	(87,002)

Net expenses	73,000

Net investment loss	(72,302)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,194
Investments in affiliated issuers	(32,139)

(24,945)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(14,982)
Investments in affiliated issuers	(853,862)

(868,844)

Net realized and unrealized loss	(893,789)

Decrease in net assets from operations	($966,091)

14	International Allocation Portfolio | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Six months
	ended	Year
	8-31-12	ended
	(Unaudited)	2-29-12

Increase (decrease) in net assets

From operations
Net investment income (loss)	($72,302)	$139,498
Net realized loss	(24,945)	(350,628)
Change in net unrealized appreciation (depreciation)	(868,844)	(1,463,033)

Decrease in net assets resulting from operations	(966,091)	(1,674,163)

Distributions to shareholders
From net investment income
Class A	—	(96,271)
Class B	—	(9,867)
Class C	—	(25,766)
Class I	—	(3,759)
From net realized gain
Class A	—	(1,275)
Class B	—	(330)
Class C	—	(862)
Class I	—	(38)

Total distributions	—	(138,168)

From Portfolio share transactions	(571,080)	(1,872,270)

Total decrease	(1,537,171)	(3,684,601)

Net assets

Beginning of period	16,411,513	20,096,114

End of period	$14,874,342	$16,411,513

Undistributed net investment income	$69,251	$141,553

See notes to financial statements	Semiannual report | International Allocation Portfolio	15

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$7.64	$8.35	$6.82	$4.31	$9.48	$9.96
Net investment income (loss)[2,3]	(0.02)	0.08	0.05	0.02	0.12	0.13
Net realized and unrealized gain (loss)
on investments	(0.42)	(0.70)	1.48	2.55	(4.86)	(0.03)
Total from investment operations	(0.44)	(0.62)	1.53	2.57	(4.74)	0.10
Less distributions
From net investment income	—	(0.09)	—	(0.06)	(0.14)	(0.13)
From net realized gain	—	—[4]	—	—[4]	(0.29)	(0.45)
Total distributions	—	(0.09)	—	(0.06)	(0.43)	(0.58)
Net asset value, end of period	$7.20	$7.64	$8.35	$6.82	$4.31	$9.48
Total return (%)[5,6]	(5.76)[7]	(7.34)	22.43	59.59	(50.67)	0.70

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$8	$11	$10	$13	$30
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.50[8,9]	1.28[9]	1.15[9]	1.06[9,10]	0.92[9]	1.11[9]
Expenses net of fee waivers	0.63[8,9]	0.63[9]	0.65[9]	0.67[9,10]	0.61[9]	0.58[9]
Expenses net of fee waivers and credits	0.63[8,9]	0.63[9]	0.65[9]	0.66[9,10]	0.61[9]	0.58[9]
Net investment income (loss)[3]	(0.62)[8]	1.01	0.62	0.29	1.56	1.21
Portfolio turnover (%)	9	18	64	41	23	23

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.86% to 1.34%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-12, and the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

16	International Allocation Portfolio | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$7.60	$8.30	$6.84	$4.32	$9.46	$9.95
Net investment income (loss)[2,3]	(0.05)	0.03	—	0.03	0.06	0.07
Net realized and unrealized gain (loss)
on investments	(0.41)	(0.70)	1.46	2.51	(4.83)	(0.06)
Total from investment operations	(0.46)	(0.67)	1.46	2.54	(4.77)	0.01
Less distributions
From net investment income	—	(0.03)	—	(0.02)	(0.08)	(0.05)
From net realized gain	—	—[4]	—	—[4]	(0.29)	(0.45)
Total distributions	—	(0.03)	—	(0.02)	(0.37)	(0.50)
Net asset value, end of period	$7.14	$7.60	$8.30	$6.84	$4.32	$9.46
Total return (%)[5,6]	(6.05)[7]	(7.96)	21.35	58.73	(51.01)	(0.13)

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$2	$1	$1	$2
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.73[8,9]	2.48[9]	2.33[9]	3.06[9,10]	3.03[9]	4.02[9]
Expenses net of fee waivers	1.33[8,9]	1.33[9]	1.34[9]	1.44[9,10]	1.53[9]	1.34[9]
Expenses net of fee waivers and credits	1.33[8,9]	1.33[9]	1.34[9]	1.37[9,10]	1.31[9]	1.33[9]
Net investment income (loss)[3]	(1.32)[8]	0.43	0.05	0.48	0.80	0.70
Portfolio turnover (%)	9	18	64	41	23	23

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.86% to 1.34%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-12, and the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	17

CLASS C SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$7.60	$8.31	$6.84	$4.32	$9.46	$9.95
Net investment income (loss)[2,3]	(0.05)	0.04	—[4]	0.03	0.06	0.08
Net realized and unrealized gain (loss)
on investments	(0.40)	(0.72)	1.47	2.51	(4.83)	(0.07)
Total from investment operations	(0.45)	(0.68)	1.47	2.54	(4.77)	0.01
Less distributions
From net investment income	—	(0.03)	—	(0.02)	(0.08)	(0.05)
From net realized gain	—	—	—	—[4]	(0.29)	(0.45)
Total distributions	—	(0.03)	—	(0.02)	(0.37)	(0.50)
Net asset value, end of period	$7.15	$7.60	$8.31	$6.84	$4.32	$9.46
Total return (%)[5,6]	(5.92)[7]	(8.07)	21.49	58.73	(51.01)	(0.13)

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$6	$6	$5	$3	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.30[8,9]	2.06[8]	1.96[8]	2.11[8,10]	1.92[8]	2.31[8]
Expenses net of fee waivers	1.33[8,9]	1.33[8]	1.35[8]	1.40[8,10]	1.31[8]	1.33[8]
Expenses net of fee waivers and credits	1.33[8,9]	1.33[8]	1.35[8]	1.37[8,10]	1.31[8]	1.33[8]
Net investment income (loss)[3]	(1.32)[8]	0.52	(0.06)	0.44	0.76	0.79
Portfolio turnover (%)	9	18	64	41	23	23

1 Six months ended 8-31-2012. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.86% to 1.34%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-12, and the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08

Per share operating performance

Net asset value, beginning of period	$7.67	$8.38	$6.82	$4.30	$9.49	$9.97
Net investment income (loss)[2,3]	(0.01)	0.13	0.07	0.09	0.11	0.16
Net realized and unrealized gain (loss)
on investments	(0.41)	(0.73)	1.49	2.52	(4.84)	(0.03)
Total from investment operations	(0.42)	(0.60)	1.56	2.61	(4.73)	0.13
Less distributions
From net investment income	—	(0.11)	—	(0.09)	(0.17)	(0.16)
From net realized gain	—	—[4]	—	—[4]	(0.29)	(0.45)
Total distributions	—	(0.11)	—	(0.09)	(0.46)	(0.61)
Net asset value, end of period	$7.25	$7.67	$8.38	$6.82	$4.30	$9.49
Total return (%)[5]	(5.48)[6]	(6.96)	22.87	60.62	(50.48)	1.02

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[7]	—[7]	—[7]	—[7]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	7.12[8,9]	6.58[9]	5.69[9]	4.68[9,10]	1.35[9]	7.17[9]
Expenses net of fee waivers	0.27[8,9]	0.23[9]	0.18[9]	0.19[9,10]	0.16[9]	0.18[9]
Net investment income (loss)[3]	(0.26)[8]	1.63	0.91	1.46	1.44	1.55
Portfolio turnover (%)	9	18	64	41	23	23

1 Six months ended 8-31-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.86% to 1.34%, 0.48% to 1.35%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the period ended 8-31-12, and the years ended 2-29-12, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Allocation Portfolio (the Portfolio) is a series of John Hancock Funds III (JHF III or the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

The Portfolio operates as a “fund of funds” investing in Class NAV shares of affiliated underlying funds of the Trust, John Hancock Funds II (JHF II) and the John Hancock Funds complex and other permitted investments, including other unaffiliated funds.

The Portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage, and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Portfolio are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-5291 and by visiting www.jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Portfolio uses the following valuation techniques: Equity securities, including exchange traded funds held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies.

20	International Allocation Portfolio | Semiannual report

Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of August 31, 2012, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolio becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolio to make properly authorized payments. The Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Portfolio and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2012, the Portfolio had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | International Allocation Portfolio	21

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $13,723,865 available to offset future net realized capital gains as of February 29, 2012. The following table details the capital loss carryforward available as of February 29, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28,			NO EXPIRATION DATE
2017	2018	2019	SHORT-TERM	LONG-TERM

$1,965,278	$6,868,187	$4,555,665	—	$334,735

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolio generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Portfolio. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Portfolio. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolio has an investment management agreement with the Adviser under which the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (Portfolio Assets) and (b) a fee on assets invested in

22	International Allocation Portfolio | Semiannual report

other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock Funds complex (Other Assets). The Portfolio pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the Portfolio Assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, each an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Portfolio is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excludes certain expenses such as taxes, acquired fund fees, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

The Adviser has voluntarily agreed to waive fees and/or reimburse certain other expenses of the Portfolio excluding adviser fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement will continue in effect until terminated at any time by the Adviser on notice to the Portfolio. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.16% of average net assets.

In addition, the Adviser has voluntarily agreed to waive its advisory fees for the Fund so that the amount retained by the Adviser after payment of the subadvisory fees, including Advisor fees collected on the underlying investments after payment of the subadvisory fees, does not exceed 0.50% of the Fund’s average annual net assets.

Accordingly, these expense reductions amounted to $33,819, $15,081, $24,543 and $13,559 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2012 were equivalent to a net effective rate of 0.00% of the Portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2012 amounted to an annual rate of 0.02% of the Portfolio’s average daily net assets.

Distribution and service plans. The Portfolio has a distribution agreement with the Distributor. The Portfolio has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. The Portfolio pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

Semiannual report | International Allocation Portfolio	23

CLASS	12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,080 for the six months ended August 31, 2012. Of this amount, $1,337 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,453 was paid as sales commissions to broker-dealers and $290 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended August 31, 2012, CDSCs received by the Distributor amounted to $2,754 and $368 for Class B and Class C shares, respectively.

Transfer agent fees. The Portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2012 were as follows:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$11,718	$7,476	$7,697	$2,910
Class B	$10,745	$2,064	$7,571	$1,121
Class C	$25,238	$4,859	$7,620	$1,826
Class I	—	$218	$12,087	$350

Total	$47,701	$14,617	$34,975	$6,207

Trustee expenses. The Portfolio compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed

24	International Allocation Portfolio | Semiannual report

in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the six months ended August 31, 2012 and for the year ended February 29, 2012 were as follows:

	Six months ended 8-31-12		Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	155,369	$1,089,096	210,670	$1,670,818
Distributions reinvested	—	—	13,601	92,622
Repurchased	(189,749)	(1,353,448)	(498,441)	(3,784,069)

Net decrease	(34,380)	($264,352)	(274,170)	($2,020,629)

Class B shares

Sold	40,636	$293,324	68,532	$540,059
Distributions reinvested	—	—	1,396	9,475
Repurchased	(20,743)	(147,191)	(58,582)	(433,759)

Net increase	19,893	$146,133	11,346	$115,775

Class C shares

Sold	23,720	$172,523	160,969	$1,211,850
Distributions reinvested	—	—	3,389	23,014
Repurchased	(135,137)	(954,377)	(157,331)	(1,182,384)

Net increase (decrease)	(111,417)	($781,854)	7,027	$52,480

Class I shares

Sold	47,988	$354,196	21,746	$166,343
Distributions reinvested	—	—	540	3,694
Repurchased	(3,705)	(25,203)	(24,949)	(189,933)

Net increase (decrease)	44,283	$328,993	(2,663)	($19,896)

Net decrease	(81,621)	($571,080)	(258,460)	($1,872,270)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,414,653 and $2,060,292 respectively, for the six months ended August 31, 2012.

Note 7 — Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by the Adviser and its affiliates. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the six months ended August 31, 2012, the Portfolio did not hold 5% or more of any underlying fund’s net assets.

Semiannual report | International Allocation Portfolio	25

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreements

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Allocation Portfolio (the Portfolio), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Portfolio’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Portfolio’s investment adviser. The Board also considered the approval of the investment subadvisory agreements (together, the Subadvisory Agreements) among the Adviser, Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited (together, the Subadvisers) on behalf of the Portfolio. The Advisory Agreement and the Subadvisory Agreements are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Portfolio and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B was responsible for overseeing and monitoring matters relating to the investment performance of the Portfolio. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Portfolio receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Portfolio performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadvisers to the Portfolio and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Portfolio fees and expenses, and the investment performance of the Portfolio. This Portfolio information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Portfolio’s benchmark index. The Category includes all funds that invest similarly to the way the Portfolio invests. The Expense Group represents funds of similar size, excluding passively managed funds. The Portfolio’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Portfolio’s performance. Other material provided for the Portfolio review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadvisers or their affiliates that result from being the Adviser or Subadvisers to the Portfolio; (b) a general analysis provided by the Adviser and the

26	International Allocation Portfolio | Semiannual report

Subadvisers concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Portfolio; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Portfolio to the Adviser; and (e) sales and redemption data regarding the Portfolio’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreements, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Portfolio shares and other services. The Board reviewed services related to the valuation and pricing of Portfolio portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadvisers and their affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Portfolio.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Portfolio. The Board considered the investment philosophy, research and investment decision-making processes of the Subadvisers responsible for the daily investment activities of the Portfolio, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered each Subadviser’s history and experience providing investment services to the Portfolio. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadvisers oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Portfolio’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadvisers’ compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Semiannual report | International Allocation Portfolio	27

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadvisers to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadvisers concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Portfolio, the performance of those other clients as compared to the performance by the Portfolio and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadvisers’ services to the Portfolio and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Portfolio and undertakes greater entrepreneurial risk as the sponsor of the Portfolio.

Portfolio performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also examined materials discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Portfolio as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Portfolio throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Portfolio over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

				SINCE INCEPTION
	1 YEAR	3 YEAR	5 YEAR	(12-29-06)

International Allocation Portfolio	–14.61%	10.01%	–4.36%	–4.36%
Class A Shares
International Multi-Cap Core	–13.55%	8.46%	–4.01%	–4.01%
Category Average
MSCI EAFE GD Index	–11.73%	8.16%	–4.26%	–4.26%

The Board noted that the Portfolio underperformed its Category’s average performance and benchmark index’s performance over all periods shown, except that the Portfolio slightly underperformed its benchmark index’s performance over the five-year and since inception periods. However, the Board noted that the Category included stand-alone funds in addition to funds-of-funds like the Portfolio.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Portfolio’s contractual advisory fee rate payable by the Portfolio to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadvisers for investment subadvisory services. The Board considered the services

28	International Allocation Portfolio | Semiannual report

provided and the fees charged by the Adviser and the Subadvisers to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Portfolio by the Adviser. The Board received and considered expense information regarding the Portfolio’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Portfolio’s total operating expense ratio (Gross Expense Ratio) and, if different, the Portfolio’s total operating expense ratio including the expenses of the Portfolio’s underlying funds and after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Portfolio to that of the Expense Group median.

The Board noted that the Portfolio’s advisory fee ratio was two basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Portfolio’s Gross and Net Expense Ratios for Class A shares contained in the Portfolio’s 2011 financial statements in relation with the Portfolio’s Expense Group median provided by Lipper in April 2012:

	PORTFOLIO — CLASS A	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.07%	0.05%
Gross Expense Ratio	1.17%	0.67%
Net Expense Ratio	1.63%	1.63%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Portfolio’s Net Expense Ratio at 0.63% for Class A shares (and at varying levels for other classes), excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses and underlying fund expenses, until June 30, 2013. The Board favorably considered the impact of this contractual agreement towards lowering the Portfolio’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Portfolio and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board considered limited profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered basic assumptions and methodology for allocating expenses in each Subadviser’s profitability analysis.

Semiannual report | International Allocation Portfolio	29

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. Possible changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Portfolio.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Portfolio as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadvisers

The Board understands that the Adviser, the Subadvisers or their affiliates may derive other ancillary benefits from their relationship with the Portfolio, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadvisers may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreements each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Portfolio performance and operations throughout the year.

30	International Allocation Portfolio | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	John Hancock Asset Management a division of
Gregory A. Russo*	Manulife Asset Management (US) LLC
John G. Vrysen†
Principal distributor
Officers	John Hancock Funds, LLC
Hugh McHaffie
President	Custodian
State Street Bank and Trust Company
Andrew G. Arnott
Executive Vice President	Transfer agent
John Hancock Signature Services, Inc.
Thomas M. Kinzler
Secretary and Chief Legal Officer	Legal counsel
K&L Gates LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | International Allocation Portfolio	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	318SA 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

John Hancock

MUTUAL FUNDS

John Hancock

Global Shareholder Yield Fund

Semiannual Report

8.31.12

A look at performance

Total returns for the period ended August 31, 2012

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	8-31-12	8-31-12

Class A2	4.26	0.95	—	1.85	–2.37	4.26	4.86	—	10.59	2.70	2.70

Class B2	4.11	0.93	—	1.93	–2.55	4.11	4.72	—	11.12	2.20	1.87

Class C2	8.11	1.29	—	2.10	1.45	8.11	6.62	—	12.11	2.20	2.12

Class I2,3	10.36	2.47	—	3.29	3.03	10.36	12.95	—	19.53	3.31	3.31

Class R2[3,4]	9.01	0.72	—	1.50	2.77	9.01	3.67	—	8.53	2.85	–12.39

Class R6[3,4]	10.36	2.46	—	3.26	3.03	10.36	12.92	—	19.30	3.34	–6.07

Class NAV [3,5]	10.43	—	—	4.07	3.06	10.43	—	—	18.91	3.45	3.45

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R2, Class R6 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-13 for Class A, Class B, Class C, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.42	2.12	2.12	1.06	1.47	0.97	0.93
Gross (%)	1.47	2.48	2.23	1.06	2.88	15.87	0.93

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

See the following page for footnotes.

6	Global Shareholder Yield Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	3-1-07	$11,211	$11,112	$10,007

Class C6	3-1-07	11,211	11,211	10,007

Class I [3]	3-1-07	11,953	11,953	10,007

Class R2 [3]	3-1-07	10,853	10,853	10,007

Class R6[3]	3-1-07	11,930	11,930	10,007

Class NAV [3]	4-28-08	11,891	11,891	9,536

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

Footnotes related to a look at performance

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the Fund’s prospectuses.

4 Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 shares. Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

5 From 4-28-08.

6 No contingent deferred sales charge is applicable.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2012 with the same investment held until August 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,028.10	$7.26

Class B	1,000.00	1,024.50	10.82

Class C	1,000.00	1,024.50	10.82

Class I	1,000.00	1,030.30	5.12

Class R2	1,000.00	1,027.70	7.51

Class R6	1,000.00	1,030.30	4.96

Class NAV	1,000.00	1,030.60	4.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until August 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 8-31-12	period ended 8-31-12[1]

Class A	$1,000.00	$1,018.00	$7.22

Class B	1,000.00	1,014.50	10.76

Class C	1,000.00	1,014.50	10.76

Class I	1,000.00	1,020.20	5.09

Class R2	1,000.00	1,017.80	7.48

Class R6	1,000.00	1,020.30	4.94

Class NAV	1,000.00	1,020.80	4.48

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.42%, 2.12%, 2.12%, 1.00%, 1.47%, 0.97% and 0.88% for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 Holdings (17.3% of Net Assets on 8-31-12)[1,2]

BCE, Inc.	2.1%	Imperial Tobacco Group PLC	1.7%

Vodafone Group PLC	1.9%	Nestle SA	1.6%

Pearson PLC	1.8%	Duke Energy Corp.	1.6%

Swisscom AG	1.7%	Kimberly-Clark Corp.	1.6%

Altria Group, Inc.	1.7%	National Grid PLC	1.6%

Sector Composition[1,3]

Consumer Staples	18.5%	Energy	7.7%

Telecommunication Services	15.2%	Financials	5.9%

Utilities	12.1%	Information Technology	5.2%

Consumer Discretionary	10.4%	Materials	2.6%

Industrials	9.7%	Short-Term Investments & Other	4.3%

Health Care	8.4%

Country Composition[1,3]

United States	52.5%	Belgium	1.5%

United Kingdom	18.8%	Netherlands	1.4%

France	6.3%	Australia	1.3%

Germany	5.7%	Italy	0.9%

Switzerland	5.3%	Other Countries	2.4%

Canada	3.9%

1 As a percentage of net assets on 8-31-12.

2 Cash and cash equivalents not included.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 8-31-12 (unaudited)

	Shares	Value

Common Stocks 94.5%	$1,627,664,571

(Cost $1,473,799,449)

Australia 1.3%		22,372,701

Telstra Corp., Ltd.	3,040,000	12,114,462

Westpac Banking Corp.	399,661	10,258,239

Belgium 1.5%		25,930,758

Anheuser-Busch InBev NV	308,320	25,930,758

Brazil 0.1%		2,511,281

CPFL Energia SA	237,100	2,511,281

Canada 3.9%		67,668,425

BCE, Inc.	797,200	35,438,300

Rogers Communications, Inc., Class B	372,600	15,032,515

Shaw Communications, Inc., Class B	840,900	17,197,610

France 6.3%		108,067,166

France Telecom SA	1,090,700	15,057,479

Sanofi	171,750	14,027,790

SCOR SE	809,700	19,875,543

Total SA	473,500	23,594,660

Vinci SA	411,100	17,833,839

Vivendi SA	903,343	17,677,855

Germany 5.1%		87,658,272

BASF SE	299,700	23,258,959

Bayer AG	134,250	10,412,751

Daimler AG	441,300	21,606,076

Deutsche Telekom AG	920,000	10,966,187

Muenchener Rueckversicherungs AG	144,650	21,414,299

Hong Kong 0.4%		7,833,371

China Mobile, Ltd., ADR	145,900	7,833,371

Italy 0.9%		15,064,275

Terna Rete Elettrica Nazionale SpA	4,342,000	15,064,275

Netherlands 1.4%		23,810,791

Royal Dutch Shell PLC, ADR	340,300	23,810,791

Norway 0.7%		11,717,911

Orkla ASA	1,586,100	11,717,911

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	11

	Shares	Value

Philippines 0.5%		$8,195,099

Philippine Long Distance Telephone Company, ADR	127,451	8,195,099

Switzerland 5.3%		92,178,249

Nestle SA	456,900	28,390,069

Novartis AG	287,200	16,914,557

Roche Holdings AG	94,700	17,229,153

Swisscom AG	73,850	29,644,470

Taiwan 0.7%		12,117,284

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	824,305	12,117,284

United Kingdom 18.8%		323,417,932

AstraZeneca PLC, ADR	454,800	21,280,092

BAE Systems PLC	3,503,100	17,678,595

British American Tobacco PLC	298,700	15,637,832

Compass Group PLC	1,208,300	13,609,160

Diageo PLC, ADR	191,500	20,915,630

FirstGroup PLC	4,665,072	18,138,167

GlaxoSmithKline PLC	703,550	15,908,155

Imperial Tobacco Group PLC	733,700	28,580,423

Meggitt PLC	1,981,600	12,442,271

National Grid PLC	2,548,760	27,639,798

Pearson PLC	1,595,500	30,238,480

Reckitt Benckiser Group PLC	230,000	13,005,056

SSE PLC	804,500	17,478,947

Unilever PLC	267,500	9,619,305

United Utilities Group PLC	1,650,563	18,585,658

Vodafone Group PLC	11,572,000	33,360,321

WM Morrison Supermarket PLC	2,095,050	9,300,042

United States 47.6%		819,121,056

Abbott Laboratories	173,800	11,390,852

Altria Group, Inc.	856,500	29,086,740

Arthur J. Gallagher & Company	511,000	18,252,920

AT&T, Inc.	595,300	21,811,792

Automatic Data Processing, Inc.	179,000	10,396,320

Bristol-Myers Squibb Company	367,400	12,127,874

CenturyLink, Inc.	650,500	27,490,130

CMS Energy Corp.	569,300	13,133,751

Coca-Cola Enterprises, Inc.	317,400	9,372,822

Comcast Corp., Special Class A	554,700	18,232,989

ConocoPhillips	225,800	12,823,182

Diamond Offshore Drilling, Inc.	197,700	13,249,854

Diebold, Inc.	391,300	12,748,554

Duke Energy Corp.	434,018	28,115,686

E.I. du Pont de Nemours & Company	428,800	21,332,800

Emerson Electric Company	337,200	17,102,784

Enterprise Products Partners LP	267,500	14,284,500

Exxon Mobil Corp.	110,300	9,629,190

12	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value

United States (continued)

Genuine Parts Company	171,700	$10,844,572

H.J. Heinz Company	161,300	8,987,636

Honeywell International, Inc.	287,200	16,786,840

Integrys Energy Group, Inc.	459,050	24,784,110

Johnson & Johnson	190,500	12,845,415

Kimberly-Clark Corp.	335,100	28,014,360

Kinder Morgan Energy Partners LP	222,700	18,432,879

Lockheed Martin Corp.	245,600	22,383,984

Lorillard, Inc.	184,200	23,118,942

MarkWest Energy Partners LP	167,600	8,899,560

Mattel, Inc.	539,100	18,943,974

McDonald’s Corp.	106,200	9,503,838

Merck & Company, Inc.	316,400	13,621,020

Microchip Technology, Inc.	623,400	21,663,150

Microsoft Corp.	492,300	15,172,686

NiSource, Inc.	343,400	8,358,356

NYSE Euronext	441,300	11,054,565

Oracle Corp.	533,900	16,897,935

PepsiCo, Inc.	117,600	8,517,768

Philip Morris International, Inc.	285,200	25,468,360

Pitney Bowes, Inc.	670,200	8,953,872

PPL Corp.	294,500	8,637,685

R.R. Donnelley & Sons Company	1,017,800	11,175,444

Regal Entertainment Group, Class A	1,157,000	16,082,300

Reynolds American, Inc.	531,800	24,515,980

SCANA Corp.	220,600	10,447,616

Spectra Energy Corp.	308,100	8,706,906

TECO Energy, Inc.	784,700	13,622,392

The Coca-Cola Company	260,200	9,731,480

The Southern Company	176,900	8,018,877

The Travelers Companies, Inc.	145,700	9,432,618

Time Warner, Inc.	322,600	13,404,030

Vectren Corp.	403,800	11,391,198

Verizon Communications, Inc.	640,100	27,485,894

Waste Management, Inc.	365,300	12,632,074

Preferred Securities 1.2%		$20,543,604

(Cost $20,460,291)

Germany 0.6%		9,814,821

ProSiebenSat.1 Media AG	408,000	9,814,821

United States 0.6%		10,728,783

MetLife, Inc., Series B, 6.500%	417,300	10,728,783

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	13

	Shares	Value

Short-Term Investments 3.6%		$62,790,254

(Cost $62,790,254)

Money Market Funds 3.6%		62,790,254

State Street Institutional Treasury Money Market Fund, 0.0000% (Y)	62,790,254	62,790,254

Total investments (Cost $1,557,049,994)† 99.3%	$1,710,998,429

Other assets and liabilities, net 0.7%		$11,306,365

Total net assets 100.0%	$1,722,304,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 8-31-12.

† At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,559,330,531. Net unrealized appreciation aggregated $151,667,898, of which $177,590,232 related to appreciated investment securities and $25,922,334 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 8-31-12:

Consumer Staples	18.5%
Telecommunication Services	15.2%
Utilities	12.1%
Consumer Discretionary	10.4%
Industrials	9.7%
Health Care	8.4%
Energy	7.7%
Financials	5.9%
Information Technology	5.2%
Materials	2.6%
Short-Term Investments & Other	4.3%

14	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,557,049,994)	$1,710,998,429
Foreign currency, at value (Cost $77)	78
Receivable for investments sold	662,270
Receivable for fund shares sold	5,094,935
Dividends and interest receivable	8,279,760
Receivable due from adviser	1,690
Other receivables and prepaid expenses	187,350

Total assets	1,725,224,512

Liabilities

Payable for fund shares repurchased	2,465,104
Payable to affiliates
Accounting and legal services fees	63,557
Transfer agent fees	98,922
Trustees’ fees	6,025
Other liabilities and accrued expenses	286,110

Total liabilities	2,919,718

Net assets

Paid-in capital	$1,589,268,197
Undistributed net investment income	7,144,672
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(28,026,331)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	153,918,256

Net assets	$1,722,304,794

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($240,113,690 ÷ 24,226,978 shares)	$9.91
Class B ($9,625,427 ÷ 971,418 shares)[1]	$9.91
Class C ($52,905,660 ÷ 5,339,927 shares)[1]	$9.91
Class I ($515,617,734 ÷ 51,877,392 shares)	$9.94
Class R2 ($101,000 ÷ 10,163 shares)	$9.94
Class R6 ($146,609 ÷ 14,754 shares)	$9.94
Class NAV ($903,794,674 ÷ 90,948,096 shares)	$9.94

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$10.43

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$44,293,060
Interest	115
Less foreign taxes withheld	(2,614,801)

Total investment income	41,678,374

Expenses

Investment management fees	6,724,533
Distribution and service fees	627,408
Accounting and legal services fees	152,085
Transfer agent fees	473,759
Trustees’ fees	49,388
State registration fees	77,109
Printing and postage	66,250
Professional fees	64,735
Custodian fees	392,041
Registration and filing fees	24,850
Other	13,921

Total expenses	8,666,079
Less expense reductions	(300,886)

Net expenses	8,365,193

Net investment income	33,313,181

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(2,066,176)
Foreign currency transactions	(249,041)

(2,315,217)
Change in net unrealized appreciation (depreciation) of
Investments	24,662,735
Translation of assets and liabilities in foreign currencies	(24,478)

24,638,257

Net realized and unrealized gain	22,323,040

Increase in net assets from operations	$55,636,221

16	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-12	ended
	(Unaudited)	2-29-12

Increase (decrease) in net assets

From operations
Net investment income	$33,313,181	$24,108,157
Net realized gain (loss)	(2,315,217)	8,348,730
Change in net unrealized appreciation (depreciation)	24,638,257	72,909,926

Increase in net assets resulting from operations	55,636,221	105,366,813

Distributions to shareholders
From net investment income
Class A	(3,889,568)	(2,555,172)
Class B	(117,882)	(74,651)
Class C	(658,601)	(348,064)
Class I	(7,681,042)	(4,826,128)
Class R2	(1,675)	—
Class R6	(2,538)	(1,084)
Class NAV	(19,086,450)	(10,611,958)

Total distributions	(31,437,756)	(18,417,057)

From Fund share transactions	161,948,270	1,095,081,829

Total increase	186,146,735	1,182,031,585

Net assets

Beginning of period	1,536,158,059	354,126,474

End of period	$1,722,304,794	$1,536,158,059

Undistributed net investment income	$7,144,672	$5,269,247

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.81	$9.50	$8.10	$6.10	$9.52	$10.00
Net investment income[3]	0.18	0.26	0.24	0.25	0.36	0.35
Net realized and unrealized gain (loss)
on investments	0.09	0.29	1.40	1.99	(3.57)	(0.51)
Total from investment operations	0.27	0.55	1.64	2.24	(3.21)	(0.16)
Less distributions
From net investment income	(0.17)	(0.24)	(0.24)	(0.24)	(0.21)	(0.29)
From net realized gain	—	—	—	—	—	(0.03)
Total distributions	(0.17)	(0.24)	(0.24)	(0.24)	(0.21)	(0.32)
Net asset value, end of period	$9.91	$9.81	$9.50	$8.10	$6.10	$9.52
Total return (%)[4,5]	2.81[6]	5.98	20.64	37.19	(34.21)	(1.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$240	$215	$56	$22	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44[7]	1.53	1.55	1.66[8]	1.72	1.79
Expenses net of fee waivers	1.42[7]	1.42	1.55	1.56[8]	1.56	1.45
Expenses net of fee waivers and credits	1.42[7]	1.42	1.55	1.55[8]	1.55	1.45
Net investment income	3.72[7]	2.78	2.80	3.34	4.28	3.31
Portfolio turnover (%)	9	19	39	53	54	24

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class A shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

18	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.81	$9.49	$8.10	$6.09	$9.51	$10.00
Net investment income[3]	0.15	0.20	0.19	0.20	0.29	0.22
Net realized and unrealized gain (loss)
on investments	0.08	0.29	1.38	2.00	(3.56)	(0.45)
Total from investment operations	0.23	0.49	1.57	2.20	(3.27)	(0.23)
Less distributions
From net investment income	(0.13)	(0.17)	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	—	—	(0.03)
Total distributions	(0.13)	(0.17)	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$9.91	$9.81	$9.49	$8.10	$6.09	$9.51
Total return (%)[4,5]	2.45[6]	5.33	19.65	36.49	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$8	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.36[7]	2.54	2.91	3.54[8]	3.94	3.89
Expenses net of fee waivers	2.12[7]	2.11	2.25	2.29[8]	2.43	2.23
Expenses net of fee waivers and credits	2.12[7]	2.11	2.25	2.25[8]	2.25	2.23
Net investment income	3.01[7]	2.17	2.18	2.68	3.50	2.11
Portfolio turnover (%)	9	19	39	53	54	24

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class B shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.81	$9.50	$8.10	$6.10	$9.51	$10.00
Net investment income[3]	0.15	0.20	0.18	0.20	0.29	0.22
Net realized and unrealized gain (loss)
on investments	0.08	0.28	1.40	1.99	(3.55)	(0.45)
Total from investment operations	0.23	0.48	1.58	2.19	(3.26)	(0.23)
Less distributions
From net investment income	(0.13)	(0.17)	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	—	—	(0.03)
Total distributions	(0.13)	(0.17)	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$9.91	$9.81	$9.50	$8.10	$6.10	$9.51
Total return (%)[4,5]	2.45[6]	5.22	19.78	36.27	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$45	$11	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17[7]	2.29	2.39	2.63[8]	2.72	3.00
Expenses net of fee waivers	2.12[7]	2.11	2.25	2.27[8]	2.28	2.23
Expenses net of fee waivers and credits	2.12[7]	2.11	2.25	2.25[8]	2.25	2.22
Net investment income	3.02[7]	2.13	2.10	2.66	3.50	2.08
Portfolio turnover (%)	9	19	39	53	54	24

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class C shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	19

CLASS I SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.84	$9.53	$8.13	$6.11	$9.53	$10.00
Net investment income[3]	0.18	0.32	0.29	0.30	0.29	0.33
Net realized and unrealized gain (loss)
on investments	0.11	0.27	1.38	2.00	(3.46)	(0.44)
Total from investment operations	0.29	0.59	1.67	2.30	(3.17)	(0.11)
Less distributions
From net investment income	(0.19)	(0.28)	(0.27)	(0.28)	(0.25)	(0.33)
From net realized gain	—	—	—	—	—	(0.03)
Total distributions	(0.19)	(0.28)	(0.27)	(0.28)	(0.25)	(0.36)
Net asset value, end of period	$9.94	$9.84	$9.53	$8.13	$6.11	$9.53
Total return (%)[4]	3.03[5]	6.45	21.09	38.08	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$516	$249	$123	$86	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.12	1.09	1.19[7]	1.21	2.16
Expenses net of fee waivers	1.00[6]	0.97	1.08	1.08[7]	1.10	1.09
Expenses net of fee waivers and credits	1.00[6]	0.97	1.08	1.08[7]	1.10	1.09
Net investment income	3.80[6]	3.43	3.40	3.96	3.78	3.14
Portfolio turnover (%)	9	19	39	53	54	24

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class I shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	8-31-12[1]

Per share operating performance

Net asset value, beginning of period	$9.84
Net investment income[2]	0.18
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.26
Less distributions
From net investment income	(0.16)
Net asset value, end of period	$9.94
Total return (%)[3]	2.77[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.74[6]
Expenses net of fee waivers	1.47[6]
Expenses net of fee waivers and credits	1.47[6]
Net investment income	3.71[6]
Portfolio turnover (%)	9

1 Period from 3-1-12 (inception date) to 8-31-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.

20	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	8-31-12[1]	2-29-12[2]

Per share operating performance

Net asset value, beginning of period	$9.84	$9.29
Net investment income[3]	0.19	0.13
Net realized and unrealized gain on investments	0.10	0.52
Total from investment operations	0.29	0.65
Less distributions
From net investment income	(0.19)	(0.10)
Net asset value, end of period	$9.94	$9.84
Total return (%)[4]	3.03[5]	7.12[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	13.02[7]	15.93[7]
Expenses net of fee waivers	0.97[7]	0.97[7]
Expenses net of fee waivers and credits	0.97[7]	0.97[7]
Net investment income	4.00[7]	2.82[7]
Portfolio turnover (%)	9	19[8]

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class R6 shares is 9-1-11.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS NAV SHARES Period ended	8-31-12[1]	2-29-12	2-28-11	2-28-10	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$9.84	$9.53	$8.13	$6.11	$9.71
Net investment income[3]	0.21	0.29	0.30	0.29	0.29
Net realized and unrealized gain (loss) on investments	0.08	0.31	1.38	2.01	(3.67)
Total from investment operations	0.29	0.60	1.68	2.30	(3.38)
Less distributions
From net investment income	(0.19)	(0.29)	(0.28)	(0.28)	(0.22)
Net asset value, end of period	$9.94	$9.84	$9.53	$8.13	$6.11
Total return (%)[4]	3.06[5]	6.53	21.19	38.16	(35.32)[5]

Ratios and supplemental data
Net assets, end of period (in millions)	$904	$1,019	$162	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91[6]	0.99	0.99	1.05[7]	1.09[6]
Expenses net of fee waivers	0.88[6]	0.94	0.99	1.00[7]	1.05[6]
Expenses net of fee waivers and credits	0.88[6]	0.94	0.99	1.00[7]	1.05[6]
Net investment income	4.35[6]	3.11	3.49	3.84	4.27[6]
Portfolio turnover (%)	9	19	39	53	54

1 Six months ended 8-31-12. Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation

22	Global Shareholder Yield Fund | Semiannual report

model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$22,372,701	—	$22,372,701	—
Belgium	25,930,758	—	25,930,758	—
Brazil	2,511,281	$2,511,281	—	—
Canada	67,668,425	67,668,425	—	—
France	108,067,166	—	108,067,166	—
Germany	87,658,272	—	87,658,272	—
Hong Kong	7,833,371	7,833,371	—	—
Italy	15,064,275	—	15,064,275	—
Netherlands	23,810,791	23,810,791	—	—
Norway	11,717,911	—	11,717,911	—
Philippines	8,195,099	8,195,099	—	—
Switzerland	92,178,249	—	92,178,249	—
Taiwan	12,117,284	12,117,284	—	—
United Kingdom	323,417,932	42,195,722	281,222,210	—
United States	819,121,056	819,121,056	—	—
Preferred Securities
Germany	9,814,821	—	9,814,821	—
United States	10,728,783	10,728,783	—	—
Short-Term Investments	62,790,254	62,790,254	—	—

Total Investments
in Securities	$1,710,998,429	$1,056,972,066	$654,026,363	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that

Semiannual report | Global Shareholder Yield Fund	23

exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

24	Global Shareholder Yield Fund | Semiannual report

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $16,355,664 available to offset future net realized capital gains as of February 29, 2012. The loss carryforward expires on February 28, 2018.

As of February 29, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, up to 0.800% of average daily net assets. Prior to July 1, 2012, the Fund paid a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investments Partners, Inc. The Fund is not responsible for payment of

Semiannual report | Global Shareholder Yield Fund	25

the subadvisory fees. The Adviser has contractually agreed to limit the Fund’s management fee to 0.800% of the Fund’s average daily net assets until June 30, 2013.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.42%, 2.12%, 2.12%, 1.06%, 1.47% and 0.97% for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares, respectively. Prior to July 1, 2012, the fee waivers and/or reimbursement were such that the expenses would not exceed 0.97% for Class I shares. These expense limitations shall remain in effect until June 30, 2013 and thereafter until terminated by the adviser.

Accordingly, these expense reductions amounted to $29,557, $10,171, $13,189, $98,977, $7,539, $7,410 and $134,043 for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the six months ended August 31, 2012.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended August 31, 2012 were equivalent to a net annual effective rate of 0.79% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R2 shares, the Fund pays up to 0.25% for certain other services. The Fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class R2	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $377,180 for the six months ended August 31, 2012. Of this amount, $62,746 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $309,973 was paid as sales commissions to broker-dealers and $4,461 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

26	Global Shareholder Yield Fund | Semiannual report

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to reimburse the Distributor for commissions paid in connection with the sale of these shares. During the six months ended August 31, 2012, CDSCs received by the Distributor amounted to $19,648 and $14,262 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2012 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$343,166	$219,749	$20,776	$24,640
Class B	43,265	8,425	8,729	2,043
Class C	240,854	46,968	10,825	5,559
Class I	—	198,584	21,706	33,975
Class R2	123	15	7,663	15
Class R6	—	18	7,410	18

Total	$627,408	$473,759	$77,109	$66,250

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Semiannual report | Global Shareholder Yield Fund	27

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2012 and for the year ended February 29, 2012 were as follows:

	Six months ended 8-31-12			Year ended 2-29-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,368,367	$71,315,435	23,923,894	$222,879,898
Distributions reinvested	404,750	3,839,397	264,170	2,420,399
Repurchased	(5,481,920)	(52,697,106)	(8,136,254)	(76,349,490)

Net increase	2,291,197	$22,457,726	16,051,810	$148,950,807

Class B shares

Sold	216,576	$2,105,160	707,569	$6,681,380
Distributions reinvested	8,080	76,407	4,514	41,724
Repurchased	(89,062)	(861,367)	(96,598)	(901,603)

Net increase	135,594	$1,320,200	615,485	$5,821,501

Class C shares

Sold	1,209,204	$11,760,047	3,815,363	$35,728,262
Distributions reinvested	58,216	550,496	30,880	284,377
Repurchased	(484,435)	(4,658,188)	(398,328)	(3,718,939)

Net increase	782,985	$7,652,355	3,447,915	$32,293,700

Class I shares

Sold	31,546,389	$299,391,058	19,098,047	$180,093,293
Distributions reinvested	770,734	7,289,590	468,780	4,324,243
Repurchased	(5,729,296)	(54,843,387)	(7,200,716)	(67,155,686)

Net increase	26,587,827	$251,837,261	12,366,111	$117,261,850

Class R2 shares[1]

Sold	10,163	$100,000	—	—

Net increase	10,163	$100,000	—	—

Class R6 shares[2]

Sold	3,944	$36,833	10,764	$100,000
Distributions reinvested	54	507	—	—
Repurchased	(8)	(78)	—	—

Net increase	3,990	$37,262	10,764	$100,000

Class NAV shares

Sold	2,530,348	$24,446,475	86,174,622	$787,875,241
Distributions reinvested	2,004,661	19,086,450	1,163,218	10,611,958
Repurchased	(17,172,792)	(164,989,459)	(808,409)	(7,833,228)

Net increase (decrease)	(12,637,783)	($121,456,534)	86,529,431	$790,653,971

Net increase	17,173,973	$161,948,270	119,021,516	$1,095,081,829

1 Period from 3-1-12 (inception date) to 8-31-12.
2 The inception date for Class R6 shares is 9-1-11.

Affiliates of the Fund owned 100%, 73% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on August 31, 2012.

28	Global Shareholder Yield Fund | Semiannual report

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $268,090,761 and $134,655,432, respectively, for the six months ended August 31, 2012.

Note 7 — Investment by affiliated funds

Certain investors in the Fund are affiliated funds and are managed by the Adviser and its affiliates. The affiliated funds do not invest in the Fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the Fund’s net assets. For the six months ended August 31, 2012, the following funds had an affiliate ownership concentration of 5% or more of the Fund’s net assets:

AFFILIATED
FUND	CONCENTRATION

Lifestyle Balanced Portfolio	16.5%
Lifestyle Growth Portfolio	16.7%

Semiannual report | Global Shareholder Yield Fund	29

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Global Shareholder Yield Fund (the Fund), a series of John Hancock Funds III, met in-person on May 6–8, and June 3–5, 2012 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Epoch Investment Partners, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

On June 3–5, 2012, the Board consisted of nine individuals, seven of whom were Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairman. On June 3–5, 2012, the Board had four standing committees that were composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts & Operations Committee. Additionally, on June 3–5, 2012, Investment Performance Committees A and B were standing committees of the Board composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A was responsible for overseeing and monitoring matters relating to the investment performance of the Fund. The Board also designated an Independent Trustee as Vice Chairman to serve in the absence of the Chairman. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 6–8, 2012 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Lipper, a Thomson Reuters company (Lipper), on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Expense Group, each as determined by Lipper, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Expense Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as

30	Global Shareholder Yield Fund | Semiannual report

institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 6–8, 2012, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 6–8, 2012 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 3–5, 2012, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement and the Subadvisory Agreement, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s investment manager analytical capabilities, market and economic knowledge and execution of its Subadviser oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the

Semiannual report | Global Shareholder Yield Fund	31

Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by the Adviser, which analyzed various factors that may affect the Lipper rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Lipper Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Lipper to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2012 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2011 and that of its Category average and benchmark index over the same periods:

				SINCE
	1 YEAR	3 YEAR	5 YEAR	INCEPTION

Global Shareholder Yield Fund	5.33%	13.15%	—	0.89%
Class A Shares
Global Multi-Cap Core Category Average	–6.59%	13.34%	—	–2.31%
MSCI World GD Index	–5.02%	11.75%	—	–2.44%

The Board noted that the Fund’s performance compared favorably to the Category’s average performance and the benchmark index’s performance for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Expense Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including other registered investment companies, institutional investors and separate accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components,

32	Global Shareholder Yield Fund | Semiannual report

including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Expense Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and, if different, the Fund’s total operating expense ratio after taking into account any fee waiver or expense waiver agreement by the Adviser (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Expense Group median.

The Board noted that the Fund’s advisory fee ratio was ten basis points above the Expense Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2011 financial statements in relation with the Fund’s Expense Group median provided by Lipper in April 2012:

	FUND — CLASS A SHARES	EXPENSE GROUP MEDIAN

Advisory Fee Ratio	0.88%	0.78%
Gross Expense Ratio	1.48%	1.47%
Net Expense Ratio	1.41%	1.40%

The Board viewed favorably the Adviser’s and Subadviser’s contractual agreement to make certain voluntary fee waivers permanent. The Board favorably considered the impact of this contractual waiver toward lowering the Fund’s Gross Expense Ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the year ended December 31, 2010. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of a limited number of other investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

Semiannual report | Global Shareholder Yield Fund	33

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement and the Subadvisory Agreement each for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

34	Global Shareholder Yield Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairman	John Hancock Investment Management
William H. Cunningham	Services, LLC
Deborah C. Jackson
Hugh McHaffie†	Subadviser
Dr. John A. Moore,* Vice Chairman	Epoch Investment Partners, Inc.
Gregory A. Russo*
John G. Vrysen†	Principal distributor
John Hancock Funds, LLC
Officers
Hugh McHaffie	Custodian
President	State Street Bank and Trust Company

Andrew G. Arnott	Transfer agent
Executive Vice President	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Global Shareholder Yield Fund	35

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	320SA 8/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 19, 2012